o BT INVESTMENT FUNDS o

                              CASH MANAGEMENT FUND
                             NY TAX FREE MONEY FUND
                               TAX FREE MONEY FUND
                               TREASURY MONEY FUND

                                  ANNUAL REPORT
                                  -------------
                                 DECEMBER o 1998

--------------------------------------------------------------------------------
INVESTMENT FUNDS

TABLE OF CONTENTS
--------------------------------------------------------------------------------
              LETTER TO SHAREHOLDERS ...................................     3

              INVESTMENT FUNDS
                Statements of Assets and Liabilities ...................     7
                Statements of Operations ...............................     7
                Statements of Changes in Net Assets ....................     8
                Financial Highlights ...................................     9
                Notes to Financial Statements ..........................    11
                Report of Independent Accountants ......................    13
                Tax Information ........................................    13


              PORTFOLIOS
                Statements of Net Assets ...............................    14
                Statements of Operations ...............................    28
                Statements of Changes in Net Assets ....................    29
                Financial Highlights ...................................    30
                Notes to Financial Statements ..........................    31
                Report of Independent Accountants ......................    33

                              -------------------
The Funds are not insured by the FDIC and are not a deposit, obligation of or guaranteed by Bankers Trust Company. The Funds are subject to investment risks, including possible loss of principal amounts invested.
                              -------------------

--------------------------------------------------------------------------------
INVESTMENT FUNDS

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------
We are pleased to present you with this annual report for the BT Investment Funds, providing a detailed review of the markets, the Portfolios, and our outlook. Included are a complete financial summary of the Funds' operations and a listing of the Portfolios' holdings.

MARKET ACTIVITY
THE MONEY MARKETS WERE DOMINATED THROUGHOUT 1998 BY THE GLOBAL FINANCIAL CRISIS, WHICH BEGAN IN SOUTHEAST ASIA AND SPREAD TO COUNTRIES AROUND THE WORLD.
o During the first half of the year, the hangover effects of the Southeast Asian financial crisis spread to Hong Kong and Japan. This both focused the U.S. markets on that region and also supported a flight to quality and, in turn, a U.S. Treasury rally.
o In the second half of 1998, Russia devalued its currency and defaulted on its domestic debt, despite an International Monetary Fund (IMF) bailout attempt; weak commodity prices dampened the economic outlook for Latin America in general and Brazil in particular; and economic instability in Asia was ongoing. All of this buoyed the U.S. Treasury rally.

CONCERNS OVER THE IMPACT OF FOREIGN TURMOIL ON U.S. ECONOMIC GROWTH DID NOT SURFACE UNTIL THE SECOND HALF OF THE YEAR.
o Interest rates in the first six months remained relatively stable. The combination of a strong economy--especially in the service sector--and low inflation allowed the Federal Reserve Board to keep interest rates unchanged at 5.5%.
o During the third quarter, investors began to focus more heavily on the Asian contagion and on the political problems in the Clinton administration. In addition, a major leveraged hedge fund went bankrupt, requiring a bailout by a consortium of Wall Street firms. The announcement of this Fed-orchestrated bailout package forced corporate credit spreads to widen significantly and liquidity to decrease. This led, in turn, to a further rally in U.S. Treasuries plus significant buying of high quality domestic paper.

CITING BOTH GLOBAL AND U.S. DEVELOPMENTS AND THEIR PROSPECTS ON THE U.S. ECONOMY, THE FEDERAL RESERVE BOARD EFFECTIVELY BATTLED INVESTORS' GROWING RISK AVERSION AND ESCALATING ILLIQUIDITY WITH THREE RAPID CUTS OF INTEREST RATES IN THE SECOND HALF OF THE YEAR. These easing moves of 0.25% each--on September 29, October 15, and November 17--restored the financial markets to a more peaceful state and allowed the money markets, in particular, to finish out the year on a relatively calm note.

MONEY MARKETS ALSO BENEFITED FROM VOLATILITY IN THE EQUITY MARKETS. This volatility buoyed a rally in the U.S. fixed income market in general and generated strong cash flows into the money markets in particular. Investors moved assets from equity funds, both domestic and foreign, seeking both the greater liquidity and the perceived safety of the money markets. Also fueling positive fixed income market sentiment toward the end of the year was a plunge in oil prices and other commodities to their lowest level in decades.

MACROECONOMIC TRENDS IMPACTED THE MUNICIPAL MARKETS WITH MIXED EFFECT. Less influenced by international developments than the taxable market, including the resultant flight to quality by foreign investors, the tax-exempt money markets' performance lagged that of U.S. Treasuries. On the other hand, municipalities' liquidity improved as a result of strong increases in personal income and sales tax revenues, leading, in turn, to strong, positive credit trends. These healthy finances also meant sharp drops in supply. For example, overall note issuance declined 25% in 1998 over 1997. State note issuance, including that from many historically high issuance states, such as California, Texas, and Michigan, declined 49% or more. The supply shortage coupled with record growth in tax-exempt money market assets resulted in a sharp reduction in short-term yields. In fact, the yield on 1-year municipal notes fell to 3.00% on December 31, 1998 from 3.60% on January 1, 1998.

INVESTMENT REVIEW

                                                  Annualized 7 Day    Annualized 7 Day        Annualized 7 Day
 Period ended December 31, 1998                     Current Yield      Effective Yield  Effective Taxable Equivalent
---------------------------------------------------------------------------------------------------------------------------
 BT Investment Cash Management Fund(1)                  4.50%               4.60%                   4.60%
 IBC First Tier Money Funds Average                     4.52%               4.63%                   4.63%
---------------------------------------------------------------------------------------------------------------------------
 BT Investment NY Tax Free Money Fund(1)                2.75%               2.79%                   5.27%
 IBC State Specific Money Funds Average                 2.91%               2.95%                   N/A
---------------------------------------------------------------------------------------------------------------------------
 BT Investment Tax Free Money Fund(1)                   2.95%               2.99%                   4.95%
 IBC Tax Free Money Funds Average                       2.95%               3.00%                   N/A
---------------------------------------------------------------------------------------------------------------------------
 BT Investment Treasury Money Fund(1)                   4.15%               4.23%                   4.23%
 IBC U.S. Treasury and Repo Money Funds Average         4.20%               4.29%                   4.29%

--------------------------------------------------------------------------------
INVESTMENT FUNDS

LETTER TO SHAREHOLDERS (CONTINUED)
--------------------------------------------------------------------------------
CASH MANAGEMENT FUND
We maintained a neutral, close-to-the benchmark weighted average maturity position through most of the first half of the year. This strategy was based on the uncertainty surrounding the impact of the Asian financial turmoil on the U.S. financial markets as well as on the Federal Reserve Board's decision to keep interest rates on hold. Also, the flat yield curve gave us few opportunities to extend maturities to increase yield. Instead, we sought to add value by increasing the Fund's holdings in floating rate securities, which proved to be effective in producing competitive Fund returns. In anticipation of Federal Reserve Board interest rate cuts, we began extending the Fund's average maturity in the third quarter. We were careful to add exposure to high quality counterparties, while limiting exposure to those we felt might experience difficulties in the worsening Asian crisis.

                                     RATINGS
                                   S&P: AAAm(2)
                                  Moody's: AAA

                           STATUS AT DECEMBER 31, 1998
                        Seven day effective yield: 4.60%
                            Average maturity: 36 days
                           Net assets: $232.6 million

                    Diversification of Portfolio Investments
                      By Asset Type as of December 31, 1998
                      (percentages are based on net assets)

PIE CHART

U.S. Treasury Securities 1%

Floating Rate Notes 21%

Eurodollar Time Deposits 16%

Funding Agreement 1%

Yankee Certificates of Deposit 8%

Commercial Paper 42%

Certificates of Deposit 3%

Eurodollar Certificates of Deposit 8%


--------------------------------------------------------------------------------


NY TAX FREE MONEY FUND(3)
The Fund began the annual period with an average maturity of 48 days. This was slightly longer than the benchmark, given that January is a month in which large amounts of monies traditionally enter the short-term tax-exempt market as a result of coupon payments and maturing issues. As tax time approaches, April is traditionally a month when withdrawals from money market funds are par for the course. Usually we would shorten the Fund's average maturity reflecting an anticipated need for liquidity. However, this year, while tax time had some impact, it was less than in previous years due to record high assets. Thus, we were able to stay long, capturing some higher yields. At the end of May, we purchased part of the Long Island Power Authority (LIPA)'s record high issue of $1.5 billion in debt, both in the variable rate mode and in commercial paper. On June 30, 1998, the Fund's average maturity stood at 55 days. The slightly long position was taken to benefit from the large percentage of high quality municipal issues that usually becomes available at the end of June and early July. This seasonal supply traditionally offers investors attractively priced longer-term issues.


                    Diversification of Portfolio Investments
                      By Asset Type as of December 31, 1998
                      (percentages are based on net assets)
G.O. Bonds 5%

Revenue Bonds 23%

Floating Rate Demand Notes 43%

Commercial Paper 18%

Tax Anticipation Notes 8%

Revenue Anticipation Notes 3%

                           STATUS AT DECEMBER 31, 1998
                        Seven day effective yield: 2.79%
                            Average maturity: 48 days
                            Net assets: $77.8 million

After letting the Fund's average maturity roll down the curve to a slightly short 42 days by the end of August, we started extending again to 52 days in mid-September. This was to take advantage of the market rally that continued from mid-August based on both the sell-off in equities and in anticipation of the Federal Reserve Board's easing of monetary policy on September 29th. Given high demand for unusually low supply--e.g. about $500 million in short-term debt issued by NYC in 1998 as compared to over $2 billion in each of recent years--we kept the Fund's average maturity around the 45--50 day range through the remainder of the year. Interestingly, even this dramatically reduced supply was hard to come by, as the majority of it was taken by one dealer and derivatized. As the Fund does not invest in any derivatives and invests only in high quality, rated securities with the highest liquidity available, NYC's issue was not a potential purchase for the Portfolio.

At year end, we were able to lock in a 3-month offering at attractive rates, taking advantage of temporary market weakness due to seasonal cash outflows, as investors make asset allocation decisions in December. On December 31, 1998, the Fund's average maturity stood at 48 days.

TAX FREE MONEY FUND4
As with the NY Tax Free Money Fund, we started the annual period with this Fund's average maturity slightly longer than the benchmark--in this case, at 51 days--given typical January supply/demand pressures. In April, the short end of the municipal money market curve became very attractive based on outflows associated with tax season. The Fund was able to take advantage of these higher rates due to its large percentage of variable rate holdings and its shorter average maturity at the time of 45 days.

The Long Island Power Authority (LIPA)'s issuance of $1.5 billion in debt securities in May was attractively priced for the general markets as well as for New York due to the record size of the issue. Thus we purchased some of these securities for the Fund's Portfolio. On June 30, 1998, the Fund's average maturity stood at a relatively neutral 43 days. Given the flat yield curve, we were able to find value in the middle range of 3 to 6 month securities instead of having to reach for the 1 year securities for higher yields.

                           STATUS AT DECEMBER 31, 1998
                        SEVEN DAY EFFECTIVE YIELD: 2.99%
                            Average maturity: 43 days
                           Net assets: $201.1 million


                    DIVERSIFICATION OF PORTFOLIO INVESTMENTS
                      By Asset Type as of December 31, 1998
                      (percentages are based on net assets)
[PIE CHART]

Commercial Paper 15%

G.O. Bonds 13%

Revenue
Anticipation
Notes 1%

Floating Rate
Demand Notes
53%

Revenue Bonds 14%

Tax Revenue Anticipation Notes 3%

Tax Anticipation  Notes 1%

In July and August, the Fund maintained a relatively neutral maturity, and then in September, the Fund extended to 55 days to take advantage of the market rally supported by the volatile equity market and the anticipated Federal Reserve Board interest rate cut. As the Fed made two more rate cuts and the rally continued, with yields on 1-year notes falling 0.25% in the fourth quarter alone, we kept the Fund's average maturity long in the 55-65 day range through the middle of December. At year end, the Fund's average maturity was shorter than usual for the season. While traditionally there are significant cash outflows in December and inflows in January, our Fund experienced sizable cash inflows beginning in mid-December. Thus, on December 31, 1998, the Fund's average maturity stood at 43 days.
                                       5

--------------------------------------------------------------------------------
INVESTMENT FUNDS

LETTER TO SHAREHOLDERS (CONCLUDED)
--------------------------------------------------------------------------------

TREASURY MONEY FUND
The Fund followed the same general strategy as the Cash Management Fund. Specifically, the Fund maintained a neutral, close-to-the benchmark weighted average maturity position through most of the first half of the year and began to extend in the third quarter. The uncertainty surrounding the Asian financial crisis caused a "flight to quality" trade, whereby investors bought a large amount of U.S. Treasury securities. This demand factor, combined with the smaller issuance of securities by the Treasury, forced the interest rate spread between short-term U.S. Treasury securities and repurchase agreements to become extremely wide. Thus, we decided to extend the portfolio through term repurchase agreements with high quality dealers in order to maintain portfolio yield while adding very little risk. This strategy proved to be effective in producing competitive Fund returns.

                                     RATINGS
                                   S&P: AAAm2
                                  Moody's: AAA

                           STATUS AT DECEMBER 31, 1998
                        Seven day effective yield: 4.23%
                            Average maturity: 46 days
                           Net assets: $308.9 million


                    DIVERSIFICATION OF PORTFOLIO INVESTMENTS
                      By Asset Type as of December 31, 1998
                      (percentages are based on net assets)

[PIE CHART]

Repurchase
Agreements
69%

U.S. Treasury
Bills 10%

U.S. Treasury
Notes 21%

--------------------------------------------------------------------------------
MANAGER OUTLOOK
Economic and financial market performance have run on virtually parallel tracks in 1998, and that pattern seems likely to persist into 1999. Looking ahead for the near term, we believe the money markets should remain fairly positive, though largely range-bound, without the dramatic rally of the year 1998.
o Strong momentum in the U.S. economy--in terms of consumer spending, employment, housing, and business investment--should carry into early 1999, before weakening later in the year.
o The global economic crisis continues to loom and we anticipate GDP growth of around 2.5% in 1999--a positive backdrop for inflation to stay low and for the safe haven status of U.S. Treasuries to continue.
o We believe Federal Reserve Board monetary policy is likely on hold, not changing interest rates for the foreseeable future in the face of solid economic growth, healthy financial markets, and the recent softening of the dollar.

Given this scenario and the slightly positive yield curve for the taxable money markets, we intend to stay slightly longer than our benchmark in the Cash Management and Treasury Money Funds. Since the yield curve for the municipal money markets was slightly inverted at year end, we intend to maintain a short to neutral average maturity for the near term in the NY Tax-Free and Tax-Free Money Funds, looking to extend should the yield curve steepen. In both the taxable and municipal funds, we will look to take advantage of any spike in yields or any issue-specific attractive value opportunities when they arise.

We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to provide high current income consistent with liquidity and capital preservation.

                              /s/ Darlene M. Rasel
                                Darlene M. Rasel
               Portfolio Manager of the Cash Management Portfolio
                        and the Treasury Money Portfolio
                                December 31, 1998

                                 /s/ Susan Fare
                                   Susan Fare
                Portfolio Manager of the Tax Free Money Portfolio
                       and the NY Tax Free Money Portfolio
                                December 31, 1998

-----------
1 Past performance is not indicative of future results. Yields will vary. Yields quotes for money market funds most closely reflect the fund's current earnings. Although money market funds seek to maintain a share value of $1.00, there is no guarantee that they will be able to do so. "Current yield" refers to the income generated by an investment in the Fund over a 7-day period. This income is then "annualized." The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. MUTUAL FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN MUTUAL FUNDS INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.
2 S&P evaluates a number of factors, including credit quality, market price exposure and management. Aaa ratings by Moody's are judged to be of an investment quality similar to Aaa-rated fixed income obligations. Ratings are subject to change and do not remove market risks.
3  Income may be subject to the federal alternative minimum tax.
4 Income may be subject to the federal alternative minimum tax and state and local taxes.

----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT FUNDS
STATEMENTS OF ASSETS AND LIABILITIES DECEMBER 31, 1998
----------------------------------------------------------------------------------------------------------------------------------
                                                                       CASH             NY TAX         TAX FREE        TREASURY
                                                                     MANAGEMENT       FREE MONEY         MONEY           MONEY
                                                                   -------------    -------------   --------------  --------------
ASSETS
   Investment in Portfolio, at Value1 ..........................   $ 233,137,653    $  78,054,171    $ 201,601,117    $ 309,479,551
   Prepaid Expenses ............................................          12,701            3,394           15,131           25,480
                                                                   -------------   --------------   --------------  ---------------
Total Assets ...................................................     233,150,354       78,057,565      201,616,248      309,505,031
                                                                   -------------   --------------   --------------  ---------------
LIABILITIES
   Due to Bankers Trust ........................................          66,916           27,402           70,715          165,217
   Dividends Payable ...........................................         446,461          165,812          412,156          387,292
   Accrued Expenses ............................................          51,149           25,121           39,154           41,592
                                                                   -------------   --------------   --------------  ---------------
Total Liabilities ..............................................         564,526          218,335          522,025          594,101
                                                                   -------------   --------------   --------------  ---------------
NET ASSETS .....................................................   $ 232,585,828    $  77,839,230    $ 201,094,223    $ 308,910,930
                                                                   =============   ==============   ==============  ===============
SHARES OUTSTANDING ($0.001 Par Value Per Share,
   Unlimited Number of Shares of Beneficial Interest
   Authorized) .................................................     232,659,014       77,872,738      201,152,038      308,792,470
                                                                   =============   ==============   ==============  ===============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
    PER SHARE (net assets divided by shares
    outstanding) ...............................................   $        1.00    $        1.00    $        1.00    $        1.00
                                                                   =============   ==============   ==============  ===============
COMPOSITION OF NET ASSETS
   Paid-in Capital .............................................   $ 232,659,014    $  77,859,092    $ 201,143,398    $ 308,792,470
   Undistributed Net Investment Income .........................              19             --               --             81,617
   Accumulated Net Realized Gain (Loss) from
     Investment Transactions ...................................         (73,205)         (19,862)         (49,175)          36,843
                                                                   -------------   --------------   --------------  ---------------
NET ASSETS, DECEMBER 31, 1998 ..................................   $ 232,585,828    $  77,839,230    $ 201,094,223    $ 308,910,930
                                                                   =============   ==============   ==============  ===============

---------------
1 Allocated from Cash Management Portfolio, NY Tax Free Money Portfolio, Tax
  Free Money Portfolio and Treasury Money Portfolio, respectively.

----------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 1998
----------------------------------------------------------------------------------------------------------------------------------
                                                           CASH           NY TAX       TAX FREE      TREASURY
                                                        MANAGEMENT      FREE MONEY       MONEY         MONEY
                                                       -------------   ------------- ------------- -------------
INVESTMENT INCOME
   Income, net1 .................................   $  8,624,381    $  2,720,672    $  5,433,297    $ 20,135,603
                                                    ------------   -------------    ------------    ------------
EXPENSES
   Administration and Services Fees .............        884,771         470,872         915,978       2,129,609
   Registration Fees ............................         43,871           2,873          24,093          18,683
   Printing and Shareholder Reports .............          3,052           4,230           1,112          10,101
   Professional .................................         19,886          21,347          19,860          22,899
   Trustees Fees ................................          3,500           3,614           5,280           4,022
   Miscellaneous ................................         21,502          13,330          10,039          19,845
                                                    ------------   -------------    ------------    ------------
   Total Expenses ...............................        976,582         516,266         976,362       2,205,159
   Less Expenses absorbed by Bankers Trust ......        (61,113)        (45,394)        (60,384)        (75,550)
                                                    ------------   -------------    ------------    ------------
      Net Expenses ..............................        915,469         470,872         915,978       2,129,609
                                                    ------------   -------------    ------------    ------------
NET INVESTMENT INCOME ...........................      7,708,912       2,249,800       4,517,319      18,005,994
REALIZED GAIN (LOSS) FROM INVESTMENT TRANSACTIONS          8,980            (472)          2,973          37,012
                                                    ------------   -------------    ------------    ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ......   $  7,717,892    $  2,249,328    $  4,520,292    $ 18,043,006
                                                    ============   =============    ============    ============

----------------
1 Allocated from Cash Management Portfolio, NY Tax Free Money Portfolio, Tax
  Free Money Portfolio and Treasury Money Portfolio, respectively.

                        See Notes to Financial Statements.

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INVESTMENT FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
                                                               CASH MANAGEMENT                        NY TAX FREE MONEY
                                                    --------------------------------------------------------------------------------
                                                            FOR THE              FOR THE          FOR THE             FOR THE
                                                           YEAR ENDED          YEAR ENDED       YEAR ENDED          YEAR ENDED
                                                          DEC. 31, 1998       DEC. 31, 1997    DEC. 31, 1998       DEC. 31, 1997
                                                    --------------------     --------------   --------------     -------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income ............................   $     7,708,912    $     6,360,066    $     2,249,800    $     2,653,696
   Net Realized Gain (Loss) from Investment
     Transactions ...................................             8,980             (1,301)              (472)            (1,774)
                                                        ---------------    ---------------    ---------------    ---------------
Net Increase in Net Assets from Operations ..........         7,717,892          6,358,765          2,249,328          2,651,922
                                                        ---------------    ---------------    ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income ............................        (7,708,912)        (6,360,066)        (2,249,800)        (2,653,696)
                                                        ---------------    ---------------    ---------------    ---------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  (at Net Asset Value of $1.00 per share)
   Proceeds from Sales of Shares ....................     2,259,953,184      2,040,115,705        445,725,331        438,649,915
   Dividend Reinvestments ...........................         2,767,357          2,806,055            557,583            754,129
   Cost of Shares Redeemed ..........................    (2,168,567,087)    (2,023,465,730)      (453,807,595)      (429,895,656)
                                                        ---------------    ---------------    ---------------    ---------------
Net Increase (Decrease) from Capital
   Transactions in Shares of Beneficial Interest ....        94,153,454         19,456,030         (7,524,681)         9,508,388
                                                        ---------------    ---------------    ---------------    ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .............        94,162,434         19,454,729         (7,525,153)         9,506,614
NET ASSETS
Beginning of Year ...................................       138,423,394        118,968,665         85,364,383         75,857,769
                                                        ---------------    ---------------    ---------------    ---------------
End of Year .........................................   $   232,585,828    $   138,423,394    $    77,839,230    $    85,364,383
                                                        ===============    ===============    ===============    ===============

                                                               TAX FREE MONEY                            TREASURY MONEY
                                                        ----------------------------------------------------------------------------
                                                              FOR THE           FOR THE            FOR THE           FOR THE
                                                            YEAR ENDED         YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                           DEC. 31, 1998     DEC. 31, 1997      DEC. 31, 1998     DEC. 31, 1997
                                                        ----------------     --------------  ---------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income ...............................   $     4,517,319    $     3,970,172  $    18,005,994    $    18,996,773
   Net Realized Gain (Loss) from Investment Transactions             2,973             (5,713)          37,012               (169)
                                                           ---------------    ---------------  ---------------    ---------------
Net Increase in Net Assets from Operations .............         4,520,292          3,964,459       18,043,006         18,996,604
                                                           ---------------    ---------------  ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income ...............................        (4,523,091)        (3,970,172)     (18,005,994)       (18,996,773)
                                                           ---------------    ---------------  ---------------    ---------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  (at Net Asset Value of $1.00 per share)
   Net Proceeds from Shares Sold .......................     1,182,947,705        957,584,448    8,475,674,717      7,207,567,766
   Dividend Reinvestments ..............................           837,311          1,156,319       12,551,757         14,463,357
   Value of Shares Redeemed ............................    (1,133,170,578)      (926,224,651)  (8,447,626,166)    (7,508,473,235)
                                                           ---------------    ---------------  ---------------    ---------------
Net Increase (Decrease) from Capital
   Transactions in Shares of Beneficial Interest .......        50,614,438         32,516,116       40,600,308       (286,442,112)
                                                           ---------------    ---------------  ---------------    ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ................        50,611,639         32,510,403       40,637,320       (286,442,281)
NET ASSETS
Beginning of Year ......................................       150,482,584        117,972,181      268,273,610        554,715,891
                                                           ---------------    ---------------  ---------------    ---------------
End of Year ............................................   $   201,094,223    $   150,482,584  $   308,910,930    $   268,273,610
                                                           ===============    ===============  ===============    ===============

                        See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT FUNDS
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each of the years presented for each of the Funds.

                                                                                   CASH MANAGEMENT
                                                    -------------------------------------------------------------------------------
                                                                           FOR THE YEARS ENDED DECEMBER 31,
                                                    -------------------------------------------------------------------------------
                                                         1998            1997            1996             1995           1994
                                                    -------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR ................  $       1.00  $         1.00     $       1.00  $          1.00    $      1.00
                                                     ------------     -----------     ------------     ------------    -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income ..........................          0.05            0.05             0.05             0.05           0.04
   Net Realized Gain (Loss) from Investment
     Transactions .................................         0.001           (0.00)1          0.001            0.001         (0.01)
                                                     ------------     -----------     ------------     ------------    -----------
Total from Investment Operations ..................          0.05            0.05             0.05             0.05           0.03
                                                     ------------     -----------     ------------     ------------    -----------
CONTRIBUTIONS OF CAPITAL ..........................            --              --            0.001               --           0.01
                                                     ------------     -----------     ------------     ------------    -----------
DISTRIBUTIONS TO SHAREHOLDERS
   NET INVESTMENT INCOME ..........................         (0.05)          (0.05)           (0.05)           (0.05)         (0.04)
                                                     ------------     -----------     ------------     ------------    -----------
NET ASSET VALUE, END OF YEAR ......................  $       1.00  $         1.00     $       1.00  $          1.00    $      1.00
                                                     ============     ===========     ============     ============    ===========
TOTAL INVESTMENT RETURN ...........................          4.93%           4.98%          4.82%2             5.35%          3.67%2
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Year (000s omitted) .........  $    232,586     $   138,423     $    118,969     $    135,998    $   159,172
   Ratios to Average Net Assets:
      Net Investment Income .......................          4.80%           4.88%            4.72%            5.22%          3.70%
      Expenses, Including Expenses
        of the Cash Management Portfolio ..........          0.75%           0.75%            0.75%            0.74%          0.73%
      Decrease Reflected in Above Expense Ratio Due
        to Absorption of Expenses by Bankers Trust           0.06%           0.03%            0.03%            0.02%          0.08%

                                                                                   NY TAX FREE MONEY
                                                     ---------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------------------------------------------
                                                            1998          1997            1996             1995        1994
                                                    ------------- --------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR ................   $        1.00  $        1.00  $        1.00  $        1.00  $        1.00
                                                      -------------  -------------  -------------  -------------  -------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income ..........................            0.03           0.03           0.03           0.03           0.02
   Net Realized Loss from Investment Transactions .           (0.00)1        (0.00)1        (0.00)1        (0.00)1        (0.00)1
                                                      -------------  -------------  -------------  -------------  -------------
Total from Investment Operations ..................            0.03           0.03           0.03           0.03           0.02
                                                      -------------  -------------  -------------  -------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income ..........................           (0.03)         (0.03)         (0.03)         (0.03)         (0.02)
                                                      -------------  -------------  -------------  -------------  -------------
NET ASSET VALUE, END OF YEAR ......................   $        1.00  $        1.00  $        1.00  $        1.00  $        1.00
                                                      =============  =============  =============  =============  =============

TOTAL INVESTMENT RETURN ...........................            2.66%          2.86%          2.68%          3.12%          2.11%
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of  Year (000s omitted) ........   $      77,839  $      85,364  $      75,858  $      70,765  $      79,101
   Ratios to Average Net Assets:
      Net Investment Income .......................            2.63%          2.83%          2.64%          3.07%          2.05%
      Expenses, Including Expenses
        of the NY Tax Free Money Portfolio ........            0.75%          0.75%          0.75%          0.75%          0.75%
      Decrease Reflected in Above Expense Ratio Due
        to Absorption of Expenses by Bankers Trust             0.10%          0.06%          0.09%          0.07%          0.08%

----------------
1 Less than $0.01 per share.
2 Increased by approximately 0.08% and 0.96% due to Contributions of Capital for the years ended December 31, 1996 and 1994, respectively.

                       See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT FUNDS
FINANCIAL HIGHLIGHTS (continued)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                        TAX FREE MONEY
                                                     -------------------------------------------------------------------------------
                                                                               FOR THE YEARS ENDED DECEMBER 31,
                                                     -------------------------------------------------------------------------------
                                                                   1998         1997           1996            1995        1994
                                                     -------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR .....................   $       1.00  $         1.00  $         1.00  $         1.00  $     1.00
                                                           ------------  --------------  --------------  --------------  ----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income ...............................           0.03            0.03            0.03            0.03        0.02
   Net Realized Gain (Loss) from Investment Transactions           0.001          (0.00)1         (0.00)1         (0.00)1      0.001
                                                           ------------  --------------  --------------  --------------  ----------
Total from Investment Operations .......................           0.03            0.03            0.03            0.03        0.02
                                                           ------------  --------------  --------------  --------------  ----------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income ...............................          (0.03)          (0.03)          (0.03)          (0.03)      (0.02)
                                                           ------------  --------------  --------------  --------------  ----------
NET ASSET VALUE, END OF YEAR ...........................   $       1.00  $         1.00  $         1.00  $         1.00  $     1.00
                                                           ============  ==============  ==============  ==============  ==========

TOTAL INVESTMENT RETURN ................................           2.75%           2.94%           2.84%           3.34%       2.27%
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Year (000s omitted) ..............   $    201,094  $      150,483  $      117,972  $      119,393  $  110,043
   Ratios to Average Net Assets:
      Net Investment Income ............................           2.71%           2.90%           2.80%           3.28%       2.21%
      Expenses, Including Expenses
        of the Tax Free Money Portfolio ................           0.75%           0.75%           0.75%           0.75%       0.75%
      Decrease Reflected in Above Expense Ratio Due
        to Absorption of Expenses by Bankers Trust .....           0.08%           0.05%           0.07%           0.07%       0.08%

                                                                                      TREASURY MONEY
                                                     -------------------------------------------------------------------------------
                                                                               FOR THE YEARS ENDED DECEMBER 31,
                                                     -------------------------------------------------------------------------------
                                                               1998         1997             1996         1995              1994
                                                     -------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR .....................   $  1.00  $         1.00  $          1.00  $          1.00  $      1.00
                                                         ---------  --------------  ---------------  ---------------  -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income ...............................      0.05            0.05             0.05             0.05         0.03
   Net Realized Gain (Loss) from Investment Transactions      0.001          (0.00)1           0.001            0.001       (0.00)1
                                                         ---------  --------------  ---------------  ---------------  -----------
Total from Investment Operations .......................      0.05            0.05             0.05             0.05         0.03
                                                         ---------  --------------  ---------------  ---------------  -----------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income ...............................     (0.05)          (0.05)           (0.05)           (0.05)       (0.03)
                                                         ---------  --------------  ---------------  ---------------  -----------
NET ASSET VALUE, END OF YEAR ...........................   $  1.00  $         1.00  $          1.00  $          1.00  $      1.00
                                                         =========  ==============  ===============  ===============  ===========

TOTAL INVESTMENT RETURN ................................      4.76%           4.86%            4.71%            5.19%        3.40%
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Year (000s omitted) ..............   $308,911 $      268,274  $       554,716  $       615,084  $   696,915
   Ratios to Average Net Assets:
      Net Investment Income ............................      4.66%           4.74%            4.61%            5.06%        3.36%
      Expenses, Including Expenses of the
        Treasury Money Portfolio .......................      0.75%           0.75%            0.75%            0.75%        0.75%
      Decrease Reflected in Above Expense Ratio Due
        to Absorption of Expenses by Bankers Trust .....      0.02%           0.02%            0.01%            0.02%        0.02%

----------
1 Less than $0.01 per share.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
INVESTMENT FUNDS
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A.  ORGANIZATION
BT Investment Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on July 21, 1986, as a business trust under the laws of the Commonwealth of Massachusetts. The Cash Management Fund, NY Tax Free Money Fund, Tax Free Money Fund and Treasury Money Fund (each a "Fund", and collectively, the "Funds") are offered to investors by the Trust. The Funds began operations, began offering shares of beneficial interest and invested directly in securities on the following dates:

                                        COMMENCEMENT
                                       OF OPERATIONS &
                                      BENEFICIAL SHARES
FUND                                      OFFERING
-----                                ------------------
Cash Management                        October 5, 1988
NY Tax Free Money                   September 27, 1988
Tax Free Money                           June 10, 1987
Treasury Money                        November 1, 1988

Subsequent to the direct investment in securities date, the Funds began investing substantially all of their investable assets in the following respective Portfolios: Cash Management Fund in the Cash Management Portfolio, NY Tax Free Money Fund in the NY Tax Free Money Portfolio, Tax Free Money Fund in the Tax Free Money Portfolio, and Treasury Money Fund in the Treasury Money Portfolio (each a "Portfolio" and collectively, the "Portfolios"). The Portfolios are open-end management investment companies registered under the Act. The Funds seek to achieve their investment objectives by investing all of their investable assets in the respective Portfolios. The value of such investment in the Portfolios reflects each Fund's proportionate interest in the net assets of the respective Portfolio. At December 31, 1998, Cash Management Fund's investment was approximately 4% of the Portfolio, NY Tax Free Money Fund's and Tax Free Money Fund's investments were approximately 100% of their respective Portfolios, and Treasury Money Fund's investment was approximately 15% of the Portfolio.

The financial statements of each of the Portfolios, including a listing of investments, are contained elsewhere in this report, and should be read in conjunction with the Fund's financial statements.

B.  VALUATION
Valuation of securities by the Portfolios is discussed in Note 1B of the Portfolio's Notes to Financial Statements which are included elsewhere in the report.

C.  INVESTMENT INCOME
Each of the Funds earns income, net of expenses, daily on its investment in the respective Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of each Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D.  DISTRIBUTIONS
It is each Fund's policy to declare dividends daily and pay them monthly to shareholders from net investment income. Dividends payable to shareholders are recorded by each Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by each Fund will be made annually to the extent they exceed capital loss carryforwards.

E.  FEDERAL INCOME TAXES
It is each Fund's policy to continue to comply with the requirements of the Internal Revenue Code and distribute its income to shareholders. Therefore, no federal income tax provision is required.

F.  OTHER
The Trust accounts separately for the assets, liabilities and operations of each of the Funds. Expenses directly attributable to each Fund are charged to that Fund, while expenses which are attributable to all of the Trust's funds are allocated among them.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
Each Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to each of the Funds in return for a fee computed daily and paid monthly at an annual rate of each Fund's average daily net assets. The following provide a table of annual rates for each of the Funds for the year ended December 31, 1998.

Fund                                        ANNUAL RATE
----                                        -----------
Cash Management                                .55%
NY Tax Free Money                              .55%
Tax Free Money                                 .55%
Treasury Money                                 .55%

ICC Distributors, Inc., a member of the Forum Group of Companies, provides distribution services to the Funds. For the year ended December 31, 1998, there were no reimbursable expenses incurred under this agreement.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of each Fund, to the extent necessary, to limit all expenses as a percentage of each Fund's average daily net assets. At December 31, 1998, the annual rates for the year ended for the respective Funds were as follows:

Fund                        ANNUAL RATE(1) ANNUAL RATE(2)
----                        -----------    -----------
Cash Management                  .57%          .75%
NY Tax Free Money                .55%          .75%
Tax Free Money                   .55%          .75%
Treasury Money                   .55%          .75%


---------------
(1) Excluding Expenses of the Portfolio.
(2) Including Expenses of the Portfolio.

The Portfolios in which the Funds invests in are a participant with other affiliated entities in a revolving credit facility and a discretionary demand line of credit facility (collectively the "credit facilities") in the amounts of $50,000,000 and $100,000,000, respectively, which expire March 15, 1999. A commitment fee of .07% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. Amounts borrowed under the credit facilities will bear interest at a rate per annum equal to the Federal Funds Rate plus .45%. No amounts were drawn down or outstanding under the credit facilities as of and for the year ended December 31, 1998.

--------------------------------------------------------------------------------
INVESTMENT FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

In 1994, the Cash Management Portfolio sold certain structured notes carried at par to an unrelated third party financial institution at par plus accrued interest pursuant to a put agreement and that third party financial institution immediately resold such security to Bankers Trust New York Corporation, the parent of the Advisor, at the same price, also pursuant to a put agreement. As a result of these transactions the Cash Management Fund's Financial Highlights for the year ended December 31, 1994 reflects its pro rata share of the Portfolio's realized loss on the sale of these securities and a capital contribution in the amount of $1,299,990. In 1996, Bankers Trust contributed capital in the amount of $110,287 to reimburse the Cash Management Fund for capital losses incurred in prior years.

NOTE 3--CAPITAL LOSS CARRYFORWARDS
At December 31, 1998, capital loss carryforwards available as a reduction against future net realized capital gains aggregate as follows:


                                                    CAPITAL LOSS CARRYFORWARD
                       NET REALIZED                     EXPIRATION YEAR
                       CAPITAL LOSS    ----------------------------------------------------------
FUND                   CARRYFORWARD    2000    2001      2002      2003     2004    2005    2006
-----                 -------------    ------  ----      ----      ----     ----    ----    ----
Cash Management          $73,205                        $71,904                    $1,301
NY Tax Free Money        $19,862     $10,340  $   739   $ 2,075   $ 1,746  $2,716  $1,774   $472
Tax Free Money           $49,175                        $ 9,923   $25,044  $8,495  $5,713

--------------------------------------------------------------------------------
INVESTMENT FUNDS
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Trustees and Shareholders of
BT Investment Funds:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Cash Management, NY Tax Free Money, Tax Free Money, and Treasury Money Funds (four of the Funds comprising BT Investment Funds, hereafter referred to as the "Funds") at December 31, 1998, and the results of each of their operations, the changes in each of their net assets and each of their financial highlights for each of the fiscal periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the transfer agent, provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP
Baltimore, Maryland
February 5, 1999

--------------------------------------------------------------------------------
TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED DECEMBER 31, 1998
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

Of ordinary distributions made during the fiscal year ended December 31, 1998, the following Fund's distributions included tax-exempt income:

  NY Tax Free Money.................... $2,249,800
  Tax Free Money....................... $4,523,091

Of ordinary distributions made during the fiscal year ended December 31, 1998, the following percentages have been derived from investments in U.S. Government and Agency Obligations. All or a portion of the distributions from this income may be exempt from taxation at the state level. Consult your tax advisor for state specific information.

  Cash Management.......................      0.59%
  Treasury Money........................     17.83%

--------------------------------------------------------------------------------
CASH MANAGEMENT PORTFOLIO
STATEMENT OF NET ASSETS DECEMBER 31, 1998
--------------------------------------------------------------------------------
  PRINCIPAL
   AMOUNT             DESCRIPTION              VALUE
   ------             -----------              -----
               EURODOLLAR CERTIFICATES
               OF DEPOSIT - 8.5%
               Abbey National:
$ 17,000,000   5.20%, 2/9/99 ...............   $ 17,000,000
  30,000,000   4.92%, 3/23/99 ..............     30,000,000
  17,000,000   4.85%, 4/20/99 ..............     17,000,000

               Barclays Bank:
  25,000,000   5.37%, 2/24/99 ..............     25,000,704
  41,000,000   4.88%, 4/27/99 ..............     40,997,421

               Bayerische Hypotheka Vereinbank:
  20,000,000   5.36%, 2/22/99 ..............     20,004,907
  22,000,000   5.17%, 2/26/99 ..............     22,000,338

               Cariplo,
               30,000,0005.61%, 1/29/99 ....     30,000,232

               Halifax Building Society:
  15,000,000   5.16%, 2/5/99 ...............     15,000,112
  25,000,000   5.60%, 2/22/99 ..............     25,000,000
  25,000,000   5.27%, 2/26/99 ..............     25,004,540
  50,000,000   5.12%, 3/2/99 ...............     50,001,219

               International Nederlander Bank:
  20,000,000   5.13%, 3/5/99 ...............     20,001,028
  50,000,000   4.90%, 4/28/99 ..............     50,000,000

               KBC Bank,
  25,000,000   5.53%, 1/15/99 ..............     25,000,097

               Rabobank,
  50,000,000   5.53%, 1/4/99 ...............     50,000,000
                                               ------------

  TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT
               (Amortized Cost $462,010,598)    462,010,598
                                               ------------

               YANKEE CERTIFICATES OF DEPOSIT - 7.9%
               Bank of Montreal:
  30,000,000   5.25%, 1/29/99 ..............     30,000,000
  25,000,000   5.32%, 1/29/99 ..............     25,000,000
  10,000,000   5.53%, 2/17/99 ..............     10,002,119
  10,000,000   5.57%, 2/26/99 ..............     10,000,000

               Banque Nationale de Paris,
  50,000,000   5.54%, 1/4/99 ...............     50,000,000

               Barclays Bank,
  14,000,000   5.70%, 3/30/99 ..............     13,997,703

               Bayerische Hypotheka Vereinbank,
  20,000,000   5.55%, 1/4/99 ...............     20,000,017

               Canadian Imperial Bank,
  10,000,000   4.87%, 4/21/99 ..............      9,998,389

  Principal
   Amount             Description              Value
   ------             -----------              -----
               Credit Agricole,
$  2,000,000   5.70%, 1/7/99 ...............   $  1,999,980

               Cregem,
  12,000,000   5.51%, 1/11/99 ..............     12,000,033

               Deutsche Bank,
   2,000,000   5.705%, 4/16/99 .............      1,999,461

               Hessen Thuringer,
  30,000,000   5.265%, 1/29/99 .............     30,001,016

               KBC Bank,
   2,000,000   5.69%, 3/29/99 ..............      2,000,242

               Lloyds Bank,
  25,000,000   4.875%, 4/23/99 .............     25,000,378

               National Westminster Bank,
  40,000,000   5.485%, 1/19/99 .............     40,000,100

               Nordeutsche Landesbank,
   8,000,000   5.66%, 7/27/99 ..............      8,025,322

               Rabobank:
  25,000,000   5.71%, 1/6/99 ...............     25,000,668
  17,000,000   5.60%, 3/17/99 ..............     16,998,967
   2,000,000   5.70%, 4/20/99 ..............      2,000,602
  25,000,000   5.65%, 6/16/99 ..............     25,059,022

               Royal Bank of Canada,
               10,000,0005.56%, 2/26/99 ....      9,999,265

               Toronto Dominion Bank,
  22,000,000   5.16%, 2/23/99 ..............     22,000,000

               Union Bank of Switzerland,
   8,000,000   5.74%, 6/11/99 ..............      8,021,281

               West Deutsche Landesbank:
  15,000,000   5.54%, 1/13/99 ..............     15,000,000
  15,000,000   5.51%, 2/19/99 ..............     14,999,556
                                               ------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT
 (AMORTIZED COST $429,104,121)..............    429,104,121
                                               ------------

              CERTIFICATES OF DEPOSIT - 3.4%
              American Express Centurion Bank,
   13,000,000   5.47%, 1/14/99..............      13,000,000

              Chase Manhattan Bank,
  20,000,000   4.875%, 4/21/99.............      20,000,000

              First Union,
   2,000,000   5.65%, 4/12/99..............       2,000,699

                        See Notes to Financial Statements.

                                       14

--------------------------------------------------------------------------------
CASH MANAGEMENT PORTFOLIO
STATEMENT OF NET ASSETS DECEMBER 31, 1998
--------------------------------------------------------------------------------
  Principal
   Amount             Description              Value
   ------             -----------              -----
               Mellon Bank:
$ 20,000,000   4.87%, 4/29/99 ..............   $ 20,000,000
  15,000,000   5.05%, 5/3/99 ...............     15,000,000

               Morgan Guaranty:
  21,000,000   5.15%, 3/15/99 ..............     21,000,000
  42,000,000   4.95%, 3/16/99 ..............     42,000,000

               NationsBank,
  55,000,000   5.20%, 2/5/99 ...............     55,000,000
                                               ------------
TOTAL CERTIFICATES OF DEPOSIT
 (AMORTIZED COST $188,000,699)..............    188,000,699
                                               ------------
               EURO TIME DEPOSITS - 16.0%
               Abbey National,
  50,000,000   5.48%, 2/10/99 ..............     50,000,000

               Bank of America,
  25,000,000   5.45%, 2/11/99 ..............     25,000,000

               Bank of Austria,
  50,000,000   5.15%, 1/20/99 ..............     50,000,000

               Bank of Montreal,
 115,000,000   5.35%, 2/9/99 ...............    115,000,000

               Bank of Nova Scotia,
  25,000,000   5.594%, 1/8/99 ..............     25,000,000

               Bayerische Landesbank,
  40,000,000   4.938%, 4/28/99 .............     40,000,000

               Caisse de  Depots,
 200,000,000   5.25%, 1/4/99 ...............    200,000,000

               Canadian Imperial Bank,
  50,000,000   5.25%, 1/4/99 ...............     50,000,000

               International Nederlander,
  40,000,000   5.60%, 2/26/99 ..............     40,000,000

               KBC Bank,
  29,000,000   5.16%, 1/22/99 ..............     29,000,000

               Nordeutsche Landesbank:
  25,000,000   5.67%, 1/19/99 ..............     25,000,000
  35,000,000   5.25%, 3/29/99 ..............     35,000,000

               Union Bank of Switzerland,
 144,257,257   4.25%, 1/4/99 ...............    144,257,257

  Principal
   Amount             Description              Value
   ------             -----------              -----
              West Deutsche Landesbank,
$ 50,000,000   5.25%, 1/4/99................  $  50,000,000
                                           ----------------
TOTAL EURO TIME DEPOSITS
 (AMORTIZED COST $878,257,257)..............    878,257,257
                                           ----------------

              FLOATING RATE - NOTES - 20.6%
              Associates Corp:
               Daily Variable Rate,
 25,000,000    5.65%, 1/4/99................     24,999,901
 25,000,000    5.51%, 4/23/99...............     24,992,492
 20,000,000    5.52%, 6/29/99...............     19,992,341

               Bank of Austria:
               Quarterly Variable Rate,
 25,000,000    5.548%, 7/27/99..............     24,991,652

               Bank of Nova Scotia:
               Monthly Variable Rate,
 35,000,000    5.512%, 6/10/99..............     34,988,376

              Banque Nationale de Paris:
               Monthly Variable Rate,
 40,000,000    5.525%, 6/1/99...............     39,990,071
 40,000,000    5.541%, 7/29/99..............     39,986,429

              Bayerische Hypotheka Vereinbank:
               Monthly Variable Rate,
 40,000,000    5.505%, 5/28/99..............     39,987,303

              Bayerische Landesbank:
               Daily Variable Rate,
 35,000,000    5.00%, 2/12/99...............     35,000,400
               Monthly Variable Rate,
 20,000,000    5.495%, 2/25/99..............     19,998,255
 25,000,000    5.521%, 6/29/99..............     24,990,962

              Bear Stearns:
               Monthly Variable Rate,
 10,000,000    5.626%, 6/4/99...............     10,000,000

              Commerz Bank:
               Monthly Variable Rate,
 30,000,000    5.505%, 5/28/99..............     29,990,478

              CoreStates Bank:
               Monthly Variable Rate,
 30,000,000    5.607%, 3/5/99...............     30,000,000

              Creditanstalt Bankverein:
               Monthly Variable Rate,
 20,000,000    5.515%, 6/3/99...............     19,994,231

                        See Notes to Financial Statements.
                                       15

--------------------------------------------------------------------------------
CASH MANAGEMENT PORTFOLIO
STATEMENT OF NET ASSETS December 31, 1998
--------------------------------------------------------------------------------
  Principal
   Amount             Description              Value
   ------             -----------              -----
              Credit Suisse First Boston:
               Daily Variable Rate,
$30,000,000    5.50%, 2/9/99..............$  30,000,000

              Deutsche Bank:
               Quarterly Variable Rate,
 40,000,000    5.528%, 6/1/99 ............   39,987,010
 15,000,000    5.53%, 8/16/99 ............   14,993,593

              First Union:
               Quarterly Variable Rate,
 10,000,000    5.208%, 10/20/99...........   10,000,000
 20,000,000    5.422%, 11/16/99...........   20,000,000

              General Electric Corp.:
               Quarterly Variable Rate,
 15,000,000    5.607%, 1/15/99............   15,000,000
 20,000,000    5.554%, 9/8/99.............   20,000,000


              IBM Credit:
               Quarterly Variable Rate,
 13,000,000    5.22%, 11/2/99.............   12,997,828

              J.P. Morgan:
               Monthly Variable Rate,
 55,000,000    5.50%, 2/24/99 ............   54,994,038

              Key Bank New York:
               Daily Variable Rate,
 10,000,000    5.54%, 1/29/99.............    9,999,592

              Kreditbank:
               Quarterly Variable Rate,
 25,000,000    5.537%, 6/1/99.............   24,992,896

              Merrill Lynch & Co.:
               Daily Variable Rate,
 35,000,000    5.625%, 2/17/99 ...........   34,999,331
 12,000,000    5.29%, 4/7/99..............   12,002,342
               Monthly Variable Rate,
 20,000,000    5.606%, 4/13/99............   19,999,442

              Morgan Guaranty:
               Monthly Variable Rate,
 40,000,000    5.22%, 11/29/99............   39,982,935

              National City Bank of Cleveland:
               Monthly Variable Rate,
 15,000,000    5.578%, 3/5/99.............   14,998,988

  Principal
   Amount             Description              Value
   ------             -----------              -----

              National Rural Utility Cooperative:
               Quarterly Variable Rate,
$20,000,000    5.219%, 11/23/99...........$  20,000,000

              National Westminster:
               Quarterly Variable Rate,
 25,000,000    5.538%, 8/20/99............   24,987,580

              NationsBank Corp.:
               Daily Variable Rate,
 25,000,000    5.70%, 3/18/99.............   25,004,536

              Nordeutsche Landesbank:
               Monthly Variable Rate,
 17,000,000    5.525%, 2/2/99.............   16,999,281
 20,000,000    5.505%, 2/25/99............   19,998,527

              Norwest Corp.:
               Quarterly Variable Rate,
 40,000,000    5.59%, 2/9/99..............   39,997,693
 30,000,000    5.242%, 10/28/99...........   29,997,520

              Societe Generale:
               Daily Variable Rate,
 10,000,000    5.58%, 3/2/99..............    9,999,198
               Monthly Variable Rate,
 25,000,000    5.567%, 5/7/99.............   24,994,469
 10,000,000    5.555%, 6/1/99.............    9,996,788

              Svenska Handelsbanken:
               Monthly Variable Rate,
 20,000,000    5.53%, 6/2/99..............   19,993,807

              US Bank:
               Monthly Variable Rate,
 15,000,000    5.567%, 8/18/99............   14,998,242

              Wachovia Bank:
               Monthly Variable Rate,
 28,000,000    5.505%, 2/9/99.............   27,998,450
 21,000,000    5.512%, 5/12/99............   20,994,800

              Walt Disney Co.:
               Quarterly Variable Rate,
 20,000,000    5.455%, 2/26/99               19,997,392

              Westpac Capitol Corp.:
               Quarterly Variable Rate,
  5,000,000    5.544%, 4/9/99............     4,999,342
                                          -------------
TOTAL FLOATING RATE - NOTES
 (AMORTIZED COST $1,125,808,511)......... 1,125,808,511
                                          -------------

                        See Notes to Financial Statements.

                                       16

--------------------------------------------------------------------------------
CASH MANAGEMENT PORTFOLIO
STATEMENT OF NET ASSETS DECEMBER 31, 1998
--------------------------------------------------------------------------------
  Principal
   Amount             Description                     Value
   ------             -----------                     -----
              U.S. TREASURY SECURITIES - 0.5%
              U.S.Treasury Note
$ 25,000,000   5.87%, 8/31/99..................  $   25,181,973
                                               ----------------

TOTAL U.S. TREASURY SECURITIES
 (AMORTIZED COST $25,181,973)..................      25,181,973
                                               ----------------

              FUNDING AGREEMENT - 0.5%
              First Allmerica Financial,
  30,000,000   4.75%, 12/23/99.................      30,000,000
                                               ----------------

TOTAL FUNDING AGREEMENT
 (AMORTIZED COST $30,000,000)..................      30,000,000
                                               ----------------

              COMMERCIAL PAPER - 42.6%*
              ABB Treasury Center,
 35,000,000    5.20%, 2/18/99..................      34,757,333

              Alcatel Alsthom,
 22,000,000    5.08%, 2/22/99..................      21,838,569


              Asset Securitization:
 25,000,000    5.40%, 1/22/99..................      24,921,250
 35,000,000    5.45%, 1/27/99..................      34,862,236
 35,000,000    5.40%, 1/29/99..................      34,853,000
 30,000,000    5.18%, 2/18/99..................      29,792,800
 45,000,000    5.27%, 2/19/99..................      44,677,213

              Associates Corp.:
 37,000,000    5.04%, 2/3/99..................       36,829,060
 25,000,000    5.25%, 2/5/99..................       24,872,396
 12,000,000    5.25%, 2/26/99.................       11,902,000

              Bank of Scotland,
 25,000,000    4.89%, 6/4/99 .................       24,477,041

              Barclays Bank,
 40,000,000    5.90%, 1/4/99..................       39,980,333

              BBL North America:
 23,000,000    5.52%, 1/12/99.................       22,960,095
 30,000,000    5.50%, 1/15/99.................       29,935,833
 35,000,000    5.14%, 1/25/99.................       34,880,066
 13,000,000    5.50%, 1/26/99.................       12,950,348

              British Columbia Province,
  5,370,000    4.805%, 3/8/99.................        5,322,695

              CAFCO:
  1,000,000    5.55%, 1/19/99.................          997,226
 16,000,000    5.40%, 1/20/99.................       15,954,400
 24,000,000    5.33%, 1/29/99.................       23,900,507
 40,000,000    5.30%, 2/3/99..................       39,805,666

 30,000,000    5.29%, 2/9/99..................       29,828,075
 15,000,000    5.20%, 2/18/99.................       14,896,000

  Principal
   Amount             Description                     Value
   ------             -----------                     -----
              Carnival PLC UK,
$17,000,000    5.25%, 2/5/99..................   $   16,913,230

              Chase Manhattan Bank,
 25,000,000    4.80%, 3/23/99.................       24,730,000

              Ciesco,
  5,000,000    5.35%, 1/22/99.................        4,984,396

              Commonwealth Bank of Australia,
 40,000,000    5.75%, 1/11/99.................       39,936,111

              Corporate Receivables:
 20,000,000    5.40%, 1/15/99.................       19,958,000
 14,000,000    5.55%, 1/15/99.................       13,969,783
 30,000,000    5.40%, 1/19/99.................       29,919,000
 50,000,000    5.43%, 1/25/99.................       49,819,000
 25,000,000    5.42%, 1/27/99.................       24,902,139
 20,000,000    5.18%, 2/11/99.................       19,882,011
 30,000,000    5.25%, 2/16/99.................       29,798,750
 15,000,000    5.375%, 2/18/99................       14,892,500
  8,000,000    5.375%, 2/19/99................        7,941,473

              Credit Suisse First Boston:
 15,000,000    5.29%, 1/7/99..................       14,986,776
 10,000,000    5.15%, 1/22/99.................        9,969,958
 10,000,000    5.18%, 1/25/99.................        9,965,466
 30,000,000    5.18%, 1/26/99.................       29,892,083

              Cregem,
 30,000,000    4.99%, 4/1/99..................       29,625,750

              Daimler Benz North American:
 12,000,000    5.03%, 1/29/99.................       11,953,053
 25,000,000    5.22%, 2/23/99.................       24,807,875
 18,000,000    5.03%, 4/15/99.................       17,738,440

              Delaware Funding Corp.:
 50,000,000    5.35%, 1/22/99.................       49,843,958
 13,432,000    5.42%, 1/26/99.................       13,381,443
 20,000,000    5.19%, 2/18/99.................       19,861,600

              Diageo Capital:
 45,000,000    5.35%, 1/4/99..................       44,979,938
 25,000,000    5.23%, 2/12/99.................       24,847,458
 22,000,000    5.26%, 2/17/99.................       21,848,921
 13,000,000    5.10%, 3/5/99 .................       12,883,975

              Ford Motor Credit,
 35,000,000    5.10%, 1/28/99.................       34,866,125
              Gannett,
 25,000,000    5.20%, 1/14/99 ................       24,953,056

                        See Notes to Financial Statements.
                                       17

--------------------------------------------------------------------------------
CASH MANAGEMENT PORTFOLIO
STATEMENT OF NET ASSETS December 31, 1998
--------------------------------------------------------------------------------
  Principal
   Amount             Description              Value
   ------             -----------              -----

              General Electric Capital:
$20,000,000    5.04%, 2/8/99 ............$   19,893,600
 10,000,000    5.24%, 2/9/99.............     9,943,233
 20,000,000    5.33%, 2/17/99............    19,860,828
 45,000,000    4.95%, 2/19/99............    44,696,813
 40,000,000    5.37%, 2/26/99............    39,672,867
 25,000,000    4.93%, 3/15/99............    24,750,076
 13,000,000    4.98%, 3/24/99............    12,852,537

              General Electric Corp.,
 30,000,000    5.05%, 1/15/99............    29,941,083

              General Motors Accept Corp.:
 30,000,000    5.10%, 1/22/99............    29,910,750
 52,000,000    5.06%, 1/29/99............    51,795,351
 30,000,000    5.24%, 2/5/99.............    29,847,167
 38,000,000    5.08%, 2/10/99............    37,785,511

              Glaxo Wellcome:
 10,000,000    5.17%, 2/8/99.............     9,945,428
 15,300,000    5.17%, 2/9/99.............    15,214,307

              Goldman Sachs,
 10,000,000    5.55%, 1/19/99............     9,972,250

              KFW International Finance:
 30,000,000    5.00%, 1/14/99............    29,945,833
 15,000,000    4.87%, 2/19/99............    14,900,571

              Metropolitan Life,
 20,000,000    5.22%, 1/28/99............    19,921,700

              National Rural Utility Financial
               Cooperative:
  7,000,000    4.90%, 2/22/99............     6,950,456
 10,000,000    5.08%, 3/5/99.............     9,911,100
 20,000,000    4.97%, 4/26/99............    19,682,473

              Norwest Corp.:
 15,000,000    5.14%, 1/22/99............    14,955,025
 25,000,000    5.10%, 2/5/99.............    24,876,042

              Oesterreichische,
 21,000,000    5.16%, 1/25/99 ...........    20,927,760

              Panasonic Finance,
 17,000,000    5.35%, 1/4/99.............    16,992,421

  Principal
   Amount             Description              Value
   ------             -----------              -----

              Pitney Bowes Credit,
$50,000,000    5.15%, 1/4/99.............$   49,978,542

              Province of Quebec:
 40,000,000    5.14%, 2/8/99.............    39,782,978
 16,400,000    4.95%, 2/16/99............    16,296,270

              Quincy Capital Corp.:
 18,136,000    5.50%, 1/15/99............    18,097,209
 28,492,000    5.48%, 1/27/99............    28,379,235
 15,000,000    5.41%, 1/28/99............    14,939,138

              Receivables Capital Corp.:
  9,246,000    5.27%, 1/25/99............     9,213,515
  8,940,000    5.35%, 1/26/99............     8,906,785
 21,398,000    5.29%, 1/28/99............    21,313,103
 54,575,000    5.42%, 2/5/99.............    54,287,420

              Repsol International Finance:
 28,000,000    5.16%, 2/11/99............    27,835,453
  2,000,000    5.00%, 2/16/99............     1,987,222
 20,000,000    4.92%, 3/15/99............    19,800,467
  8,000,000    4.85%, 6/28/99............     7,808,156

              Swedish Export Credit,
 25,000,000    5.02%, 2/24/99                24,811,750

              Union Bank of Switzerland:
 40,000,000    5.26%, 1/5/99.............    39,976,622
 40,000,000    5.219%, 1/15/99...........    39,918,814

              Walt Disney Co.,
  2,600,000    5.05%, 2/5/99.............     2,587,234

              Wells Fargo Bank,
 20,000,000    5.25%, 1/29/99............    19,918,332
                                       ----------------

TOTAL COMMERCIAL PAPER
 (AMORTIZED COST $2,300,229,837)......... 2,300,229,837
                                       ----------------
TOTAL INVESTMENTS
 (AMORTIZED COST $5,438,592,996).99.5%   $5,438,592,996

OTHER ASSETS IN EXCESS OF
  LIABILITIES ................... 0.5%       25,659,993
                             --------  ----------------
NET ASSETS                      100.0%   $5,464,252,989
                             ========  ================

--------------
* Interest rates for commercial paper represent discount rates at the time of purchase.
                       See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------------------------------
NEW YORK TAX FREE MONEY PORTFOLIO
STATEMENT OF NET ASSETS DECEMBER 31, 1998
------------------------------------------------------------------------------------------------------------------------------
  Principal
    Amount                                                Description                                                  Value
    ------                                                -----------                                                  -----
             NEW YORK - 100.5%
$2,300,000   Buffalo, New York, RAN, Series A, 3.75%, 07/27/99 ..................................................   $2,309,643
   600,000   Great Neck, New York, Union Free School District, TAN, 3.75%, 06/30/99 .............................      600,981
 2,500,000   Great Neck North, New York Water Authority Water System Revenue, Series A, (FGIC Insured), Variable
             Rate Weekly Demand Note, 4.00%, 01/01/20 (a) .......................................................    2,500,000
 1,500,000   Half Hollows Hills, CSD, New York, Huntington & Babylon, G.O., TAN, 3.90%, 6/25/99 .................    1,502,313
 1,000,000   Half Hollows Hills, CSD, New York, Huntington & Babylon, G.O., TAN, 4.00%, 6/25/99 .................    1,002,084
 1,500,000   Hempstead Town, New York, G.O. Series A, (MBIA Insured), 5.25%, 03/01/99 ...........................    1,505,394
 1,000,000   Long Island Power Authority, New York, Tax Exempt Commercial Paper, (LOC: Westdeutsche Landesbank
             50%, Bayerische Landesbank 50%), 3.15%, 01/20/99 ...................................................    1,000,000
 1,500,000   Long Island Power Authority, New York, Tax Exempt Commercial Paper, (LOC: Westdeutsche Landesbank
             50%, Bayerische Landesbank 50%), 3.00%, 02/11/99 ...................................................    1,500,000
 1,000,000   Long Island Power Authority, New York, Tax Exempt Commercial Paper, (LOC: Westdeutsche Landesbank
             50%, Bayerische Landesbank 50%), 3.05%, 03/11/99 ...................................................    1,000,000
   500,000   Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 96A,
             (MBIA Insured), 4.20%, 04/01/99 ....................................................................      500,474
 2,000,000   Metropolitan Transportation Authority, New York, Series B, Tax Exempt Commercial Paper, 2.95%,
             01/20/99 ...........................................................................................    2,000,000
 2,500,000   Monroe County, New York, G.O., Tax Exempt Commercial Paper, 3.40%, 01/14/99 ........................    2,500,000
   800,000   Monroe County, New York, G.O., Public Improvement Bonds, Series A, 4.50%, 06/01/99 .................      804,832
 1,600,000   Montgomery County, New York, I.D.A., Service Merchandise Co., (LOC: Canadian Imperial Bank),
             Variable Rate Monthly Demand Note, 3.50%, 12/31/24 (a) .............................................    1,600,000
   800,000   Municipal Assistance Corp., New York City, New York, Revenue Bonds, Series E, 4.30%, 07/01/99 ......      804,067
 1,000,000   Municipal Assistance Corp., New York City, New York, Revenue Bonds, Series G, 5.00%, 07/01/99.......    1,006,699
 1,950,000   Municipal Assistance Corp., New York City, New York, Revenue Bonds, Series J, 5.50%, 07/01/99.......    1,972,077
 2,000,000   Nassau County, New York, Industrial Development Agency, Civic Facility Revenue, Winthrop University,
             (LOC: Morgan Guaranty Trust), Variable Rate Daily Demand Note, 5.00%, 03/01/28 (a) .................    2,000,000
 1,700,000   New York, New York, Sub Series A-5, (LOC: KBC Bank N.V.), Variable Rate Daily Demand Note,
             5.10%, 08/01/15 (a) ................................................................................    1,700,000
   200,000   New York, New York, G.O., Series B, (FGIC Insured), Variable Rate Daily Demand Note,
             3.85%, 10/01/20 (a) ................................................................................      200,000
 3,000,000   New York City, New York, Trust for Cultural Research Revenue Bonds, Museum of Broadcasting,
             (LOC: KBC Bank N.V.), Variable Rate Weekly Demand Note, 4.00%, 05/01/14 (a).........................    3,000,000
 1,500,000   New York City, New York, Health & Hospital Corp., Series A, (LOC: Morgan Guaranty Trust), Variable
             Rate Weekly Demand Note, 3.90%, 02/15/26 (a) .......................................................    1,500,000
 3,000,000   New York City, New York, Transitional Finance Authority, Variable Rate Daily Demand Note, 5.10%,
             05/01/28 (a) .......................................................................................    3,000,000
   400,000   New York City, New York, Municipal Water Finance Authority, Water and Sewer System Revenue,
             Series A, (FGIC Insured), Variable Rate Daily Demand Note, 5.20%, 06/15/25 (a) .....................      400,000
 1,000,000   New York City, New York, Municipal Water Finance Authority, Water and Sewer System Revenue,
             Series G, (FGIC Insured), Variable Rate Daily Demand Note, 5.10%, 06/15/24 (a) .....................    1,000,000
 1,935,000   New York State Dormitory Authority Revenue (Sloan Kettering), Tax Exempt Commercial Paper,
             (LOC: Chase Manhattan Bank), 3.05%, 01/15/99 .......................................................    1,935,000
 1,250,000   New York State Dormitory Authority Revenue (Sloan Kettering), Tax Exempt Commercial Paper,
             (LOC: Chase Manhattan Bank), 3.00%, 02/11/99 .......................................................    1,250,000
 2,725,000   New York State Energy Research & Development Authority, Brooklyn Union Gas, (MBIA Insured),
             Variable Rate Weekly Demand Note, 4.00%, 12/01/20 (a) ..............................................    2,725,000
 1,050,000   New York State Energy Research & Development Authority, P.C.R., Orange/Rockland Utility,
             (AMBAC Insured), Variable Rate Weekly Demand Note, 3.80%, 08/01/15 (a) .............................    1,050,000

                       See Notes to Financial Statements.
                                       19

------------------------------------------------------------------------------------------------------------------------------
NEW YORKTAX FREE MONEY PORTFOLIO
STATEMENT OF NET ASSETS DECEMBER 31, 1998
------------------------------------------------------------------------------------------------------------------------------
  Principal
   Amount                                           Description                                                          Value
   ------                                           -----------                                                          -----
$1,500,000   New York State, Energy Research and Development Authority, P.C.R., (LOC: Morgan Guaranty Trust),
             Variable Rate Daily Demand Note, 4.80%, 06/01/29 (a) ............................................    $  1,500,000
 2,500,000   New York State Energy Research & Development Authority, P.C.R., Niagara Mohawk Power, Series A,
             (LOC: Toronto Dominion Bank), Variable Rate Daily Demand Note, 5.20%, 07/01/15 (a) ..............       2,500,000
 1,460,000   New York State, Environmental Facility Corporation, Revolving Fund Revenue Bonds, Series G,
             2.95%, 02/15/99 .................................................................................       1,460,000
 1,430,000   New York State, Environmental Facility Corporation, P.C.R., Series A, 3.75%, 06/15/99 ...........       1,434,978
   500,000   New York State, Environmental Facility Corporation, P.C.R., Series D, 5.65%, 03/15/99 ...........         501,969
   300,000   New York State, Environmental Facility Corporation, P.C.R., Series E, 6.00%, 06/15/99 ...........         304,016
 3,000,000   New York State Housing Finance Agency, Contract Obligation Revenue, Series A, (LOC: Commerzbank),
             Variable Rate Weekly Demand Note, 3.90%, 03/15/27 (a) ...........................................       3,000,000
 3,500,000   New York State Housing Finance Agency, Normandie Court I Project, (LOC: Landesbank Hessen),
             Variable Rate Weekly Demand Note, 4.10%, 05/15/15 (a) ...........................................       3,500,000
 2,900,000   New York State Housing Finance Agency, Hospital Special Surgery Staff, Series A, (LOC: Chase
             Manhattan Bank), Variable Rate Weekly Demand Note, 3.70%, 11/01/10 (a) ..........................       2,900,000
 2,300,000   New York State Local Government Assistance, Series G, (LOC: Bank of Nova Scotia), Variable Rate
             Weekly Demand Note, 3.85%, 04/01/25 (a) .........................................................       2,300,000
 1,200,000   New York State Medical Care Facilities Finance Agency, Lenox Hill Hospital, Series A, (LOC: Chase
             Manhattan Bank), Variable Rate Weekly Demand Note, 3.80%, 11/01/08 (a) ..........................       1,200,000
   300,000   New York State, Twy Authority, Highway and Bridge Trust Fund Bonds, Series A, 4.10%, 04/01/99 ...         300,689
   500,000   New York State, Twy Authority, Highway and Bridge Trust Fund Bonds, Series B, 5.00%, 04/01/99 ...         502,398
 1,000,000   New York State, BANS, Tax Exempt Commercial Paper, 2.95%, 01/12/99 ..............................       1,000,000
 1,000,000   New York State, G.O., Series V, Tax Exempt Commercial Paper, 2.85%, 02/09/99 ....................       1,000,000
 1,000,000   New York State, G.O., Series V, Tax Exempt Commercial Paper, 3.00%, 02/09/99 ....................       1,000,000
 1,395,000   Rensselaer County, New York, Series A, (AMBAC Insured), 4.00%, 06/01/99 .........................       1,397,119
 3,000,000   Sachem Central School District, New York, TAN, 4.00%, 06/25/99 ..................................       3,006,300
 1,000,000   Syracuse, New York, I.D.A., Civic Facility Revenue, Multi-Modal Syracuse University Project,
             (LOC: Morgan Guaranty Trust), Variable Rate Daily Demand Note, 5.00%, 03/01/23 (a) ..............       1,000,000
   150,000   Triborough Bridge & Tunnel Authority, Series P, 7.00%, 01/01/11, (Escrowed in U.S. Government),
             Prerefunded 01/01/99 @ $101.50 ..................................................................         152,260
   200,000   Triborough Bridge & Tunnel Authority, Series O, 7.40%, 01/01/03, (Escrowed in U.S. Government),
             Prerefunded 01/01/99 @ $101.50 ..................................................................         203,014
 2,390,000   Triborough Bridge & Tunnel Authority, Series O, 7.70%, 01/01/19, (Escrowed in U.S. Government),
             Prerefunded 01/01/99 @ $101.50 ..................................................................       2,426,043
 2,000,000   Triborough Bridge & Tunnel Authority, Series A, (MBIA Insured), 4.00%, 01/01/99 .................       2,000,027
                                                                                                                 -------------
TOTAL NEW YORK (Cost $78,457,377) ............................................................................    $ 78,457,377
                                                                                                                 -------------
TOTAL INVESTMENTS (Cost $78,457,377).................................................................... 100.5%   $ 78,457,377
LIABILITIES IN EXCESS OF OTHER ASSETS...................................................................  (0.5)%      (403,079)
                                                                                                        ------   -------------
TOTAL NET ASSETS........................................................................................ 100.0%   $ 78,054,298
                                                                                                        ======   =============
-----------------
(a) Securities payable on demand, secured by bank Letters of Credit or other bank credit agreements. This interest rate, which will change periodically, is based on bank prime rates or an index of market interest rates.

The following abbreviations are used in portfolio descriptions:
    AMBAC - American Municipal Bond Assurance Corporation
    FGIC - Financial Guaranty Insurance Corporation
    G.O. - General Obligation
    I.D.A. - Industrial Development Authority
    LOC - Letter of Credit
    MBIA - Municipal Bond Investors Assurance
    P.C.R.- Pollution Control Revenue
    RAN - Revenue Anticipation Notes
    TAN - Tax Anticipation Notes
    TRAN - Tax Revenue Anticipation Notes

                        See Notes to Financial Statements.
                                       20

------------------------------------------------------------------------------------------------------------------------------
TAX-FREE MONEY PORTFOLIO
STATEMENT OF NET ASSETS December 31, 1998
------------------------------------------------------------------------------------------------------------------------------
  Principal
   Amount                                           Description                                             Value
   ------                                           -----------                                             -----
              ARIZONA - 2.7%
$ 2,600,000   Pinal County, Arizona, I.D.A., P.C.R., (LOC: National Westminster),
              Variable Rate Daily Demand Note, 5.00%, 12/1/09 (a) ........................................   $2,600,000
  2,750,000   Pinal County, Arizona, I.D.A., P.C.R., (LOC: National Westminster),
              Variable Rate Daily Demand Note, 5.00%, 12/1/09 (a) ........................................    2,750,000
                                                                                                           ------------
                                                                                                              5,350,000
                                                                                                           ------------
              COLORADO - 0.9%
    805,000   Colorado Housing Finance Authority, Multifamily Housing, (Silver Reef Project),
              (Guaranteed by FNMA), Variable Rate Weekly Demand Note, 4.15%, 10/15/16 (a) ................      805,000
  1,000,000   Colorado State, TRANS, Series A 4.25%, 6/25/99 .............................................    1,003,143
                                                                                                           ------------
                                                                                                              1,808,143
                                                                                                           ------------
              FLORIDA - 2.3%
  2,285,000   Florida Housing Finance Agency, River Oaks, (LOC: Citibank),
              Variable Rate Weekly Demand Note, 3.45%, 12/1/07 (a) .......................................    2,285,000
  2,000,000   Florida State, Department of Environmental Protection, Environmental Preservation 2000-B,
              (FSA Insured) 4.50%, 7/1/99 ................................................................    2,009,645
    400,000   Pinellas County, Florida, Health Facility Authority Revenue, Pooled Hospital Loan Program,
              (LOC: Chase Manhattan Bank), Variable Rate Daily Demand Note, 4.70%, 12/1/15 (a) ...........      400,000
                                                                                                           ------------
                                                                                                              4,694,645
                                                                                                           ------------
              GEORGIA - 4.0%
  1,000,000   Cobb County, Georgia, Housing Authority, (Post Mill Project), (Guaranteed by FNMA),
              Variable Rate Weekly Demand Note, 4.00%, 6/1/25 (a) ........................................    1,000,000
  1,000,000   Georgia State, G.O. 7.25%, 9/1/99 ..........................................................    1,023,562
  1,000,000   Macon-Bibb County, Georgia, Hospital Authority Revenue, (Medical Center of Central Georgia),
              (LOC: SunTrust Bank), Variable Rate Weekly Demand Note, 4.00%, 12/1/18 (a) .................    1,000,000
  1,000,000   Municipal Electric Authority, Georgia, (LOC: Landesbank-Hessen-Thuringen),
              Variable Rate Weekly Demand Notes, 3.95%, 6/1/20 (a) .......................................    1,000,000
  4,000,000   Smyrna Housing Authority, Multifamily Housing, (F&M Villages Project),
              (Guaranteed by FNMA), Variable Rate Weekly Demand Note, 4.00%, 6/1/25 (a) ..................    4,000,000
                                                                                                           ------------
                                                                                                              8,023,562
                                                                                                           ------------
              IDAHO - 1.5%
  3,000,000   Idaho State, TANS, 4.50%, 6/30/99 ..........................................................    3,020,581
                                                                                                           ------------
              ILLINOIS - 9.3%
  2,000,000   Bi-State Development Agency, Mo.-Ill., St. Clair County, (MBIA Insured),
              Variable Rate Weekly Demand Note, 3.90%, 7/1/28 (a) ........................................    2,000,000
    800,000   Burbank, Illinois, I.D.R., Service Merchandise Inc., (LOC: Canadian Imperial Bank),
              Variable Rate Monthly Demand Note, 3.50%, 9/15/24 (a) ......................................      800,000
  1,000,000   Chicago, Illinois, Met Water Reclamation District - Greater Chicago (Escrowed in U.S. ......
              Government), Prerefunded 01/01/99 @ 100, 7.25%, 1/1/02 .....................................    1,000,074
  2,000,000   Illinois Health Facilities Authority, (Gottlieb Health Resources, Inc.),
              Variable Rate Weekly Demand Note, 4.10%, 11/15/24 (a) ......................................    2,000,000
  7,000,000   Illinois Health Facilities Authority, (Northwestern Memorial Hospital),
              Variable Rate Weekly Demand Note, 5.15%, 8/15/25 (a) .......................................    7,000,000
  2,000,000   Illinois Health Facilities Authority, (Gottlieb Health Resources, Inc.),
              Variable Rate Weekly Demand Note, 4.10%, 11/15/25 (a) ......................................    2,000,000
  1,000,000   Illinois Health Facilities Authority, Series A, (Evanston Hospital Corp. Project)
              3.15%, 3/15/25, Mandatory Put - 08/02/99 @ $100, ...........................................    1,000,000
  2,000,000   Illinois State, G.O., (MBIA Insured), 5.375%, 5/1/99 .......................................    2,011,948
  1,000,000   Schaumburg, Illinois, Series A, Variable Rate Weekly Demand Note, 4.15%, 12/1/13 (a) .......    1,000,000
                                                                                                           ------------
                                                                                                             18,812,022
                                                                                                           ------------
                       See Notes to Financial Statements.

                                       21

------------------------------------------------------------------------------------------------------------------------------
TAX-FREE MONEY PORTFOLIO
STATEMENT OF NET ASSETS December 31, 1998
------------------------------------------------------------------------------------------------------------------------------
  Principal
   Amount                                           Description                                             Value
   ------                                           -----------                                             -----

              INDIANA - 1.0%
$ 2,000,000   Purdue University, Student Fee Bonds, Series L, Variable Rate Weekly Demand Note,
              3.95%, 7/1/20 (a) .....................................................................   $2,000,000
                                                                                                      ------------
              KENTUCKY - 0.5%
  1,000,000   Kentucky Asset/Liability Commission, General Fund, TRANS, Series B, 4.00%, 6/25/99 ....    1,003,139
                                                                                                      ------------
              LOUISIANA - 1.9%
  1,000,000   Jefferson Parish, Louisiana Hospital Revenue, West Jefferson Medical Center,
              (LOC: Rabobank Nederland), Variable Rate Weekly Demand Note, 4.00%, 1/1/26 (a) ........    1,000,000
  2,800,000   Louisiana Offshore Terminal Authority, Deepwater Port Revenue, First Stage 1991A
              (Loop Inc.), (LOC: Morgan Guaranty Trust), Variable Rate Weekly Demand Note,
              3.90%, 9/1/17 (a) .....................................................................    2,800,000
                                                                                                      ------------
                                                                                                         3,800,000
                                                                                                      ------------
              MARYLAND - 3.5%
  2,000,000   Community Development Administration Multifamily Development, (Avalon Lea Apartments
              Project), (Guaranteed by FNMA), Variable Rate Weekly Demand Note, 3.85%, 6/15/26 (a) ..    2,000,000
  1,000,000   Maryland State, G.O., 6.70%, 7/15/99 ..................................................    1,016,101
  1,200,000   Washington Suburban Sanitary District, Maryland, Water Supply, 4.00%, 6/1/99 ..........    1,201,434
  1,875,000   Washington Suburban Sanitary District, Maryland, Water Supply, 6.00%, 6/1/99 ..........    1,893,073
  1,000,000   Washington Suburban Sanitary District, Maryland, General Construction, 7.00%, 6/1/99 ..    1,013,232
                                                                                                      ------------
                                                                                                         7,123,840
                                                                                                      ------------
              MICHIGAN - 4.3%
  2,050,000   Michigan State Hospital Finance Authority, (Charity Obligated Group),
              Variable Rate Weekly Demand Note, 3.90%, 11/1/18 (a), .................................    2,050,000
  1,000,000   Michigan State University, General Revenue, Series A-2,
              Variable Rate Weekly Demand Note, 3.95%, 8/15/22 (a) ..................................    1,000,000
  1,600,000   Michigan Strategic Fund, (Consumer Power Project), P.C.R., (LOC: Canadian Imperial
              Bank), Variable Rate Daily Demand Note, 5.15%, 6/15/10 (a) ............................    1,600,000
  1,000,000   University of Michigan, Series B, Tax Exempt Commercial Paper, 3.25%, 1/12/99 .........    1,000,000
  1,000,000   University of Michigan, Series B, Tax Exempt Commercial Paper, 3.20%, 1/14/99 .........    1,000,000
  1,000,000   University of Michigan, Series B, Tax Exempt Commercial Paper, 3.05%, 1/19/99 .........    1,000,000
  1,000,000   University of Michigan, Series B, Tax Exempt Commercial Paper, 3.00%, 3/11/99 .........    1,000,000
                                                                                                      ------------
                                                                                                         8,650,000
                                                                                                      ------------
              MISSISSIPPI - 7.5%
  2,500,000   Jackson County, Mississippi, P.C.R., Chevron USA Inc. Project, (Guaranteed by Chevron),
              Variable Rate Daily Demand Note, 5.10%, 6/1/23 (a) ....................................    2,500,000
  4,800,000   Jackson County, Mississippi, P.C.R., Chevron USA Inc. Project, (Guaranteed by Chevron),
              Variable Rate Daily Demand Note, 5.10%, 6/1/23 (a) ....................................    4,800,000
  7,850,000   Perry County, Mississippi, Leaf River Forest Project, (LOC: Wachovia),
              Variable Rate Daily Demand Note, 5.10%, 3/1/02 (a) ....................................    7,850,000
                                                                                                      ------------
                                                                                                        15,150,000
                                                                                                      ------------
              MISSOURI - 0.7%
  1,500,000   Missouri State, Health & Educational Facilities Authority, (Washington University
              Project), Series D, Variable Rate Daily Demand Note, 5.00%, 9/1/30 (a) ................    1,500,000
                                                                                                      ------------
              MONTANA - 1.2%
  2,500,000   Forsyth, Montana, P.C.R., (Pacificorp Project), (LOC: Rabobank Nederland),
              Variable Rate Daily Demand Note, 5.25%, 1/1/18 (a) ....................................    2,500,000
                                                                                                      ------------
              NEVADA - 0.5%
  1,000,000   Clark County, Nevada, Series A, 5.60%, 6/1/99 .........................................    1,010,550
                                                                                                      ------------

              NEW HAMPSHIRE - 1.0%
  2,100,000   New Hampshire State, I.D.A., (LOC: UBS AG), Variable Rate Monthly
              Demand Note, 3.40%, 7/1/13 (a) ........................................................    2,100,000
                                                                                                      ------------
                       See Notes to Financial Statements.
                                       22


------------------------------------------------------------------------------------------------------------------------------
TAX-FREE MONEY PORTFOLIO
STATEMENT OF NET ASSETS December 31, 1998
------------------------------------------------------------------------------------------------------------------------------
  Principal
   Amount                                           Description                                             Value
  ---------                                         -----------                                             -----
              NEW JERSEY - 1.5%
$ 1,000,000   New Jersey State, Series A, Tax Exempt Commercial Paper, 3.00%, 1/14/99 ...............   $1,000,000
  2,000,000   New Jersey State, Series A, Tax Exempt Commercial Paper, 3.15%, 1/20/99 ...............    2,000,000
                                                                                                      ------------
                                                                                                         3,000,000
                                                                                                      ------------
              NEW MEXICO - 0.5%
  1,000,000   New Mexico State, Trans, 4.25%, 6/30/99 ...............................................    1,003,094
                                                                                                      ------------
              NEW YORK - 18.3%
  2,000,000   Long Island Power Authority, New York, Tax Exempt Commercial Paper,
              (LOC: Westdeutsche Landesbank 50%, Bayerische Landesbank 50%), 3.20%, 1/12/99 .........    2,000,000
  2,000,000   Long Island Power Authority, New York, Tax Exempt Commercial Paper,
              (LOC: Westdeutsche Landesbank 50%, Bayerische Landesbank 50%), 3.10%, 1/19/99 .........    2,000,000
  2,000,000   Long Island Power Authority, New York, Tax Exempt Commercial Paper,
              (LOC: Westdeutsche Landesbank 50%, Bayerische Landesbank 50%), 3.05%, 3/11/99 .........    2,000,000
  3,220,000   Municipal Assistance Corp. for New York City, New York, Series L, Revenue Bond,
              5.00%, 7/1/99 .........................................................................    3,241,877
  1,000,000   Nassau County, New York, Industrial Development Agency, Civic Facility Revenue,
              Winthrop University, (LOC: Morgan Guaranty Trust), Variable Rate Daily Demand Note,
              5.00%, 3/1/28 (a) .....................................................................    1,000,000
    400,000   New York City, New York, G.O., (LOC: UBS AG), Variable Rate Daily Demand Note, 4.40%,
              8/15/23 (a) ...........................................................................      400,000
    200,000   New York City, New York, G.O., Sub Series A-2, (LOC: Morgan Guaranty Trust),
              Variable Rate Daily Demand Note, 5.00%, 8/15/19 (a) ...................................      200,000
    700,000   New York City, New York, G.O., Sub Series A-4, (LOC: Chase Manhattan Bank),
              Variable Rate Daily Demand Note, 5.00%, 8/1/21 (a) ....................................      700,000
  1,000,000   New York City, New York, G.O., Sub Series A-4, (LOC: Chase Manhattan Bank),
              Variable Rate Daily Demand Note, 5.00%, 8/1/22 (a) ....................................    1,000,000
  2,500,000   New York City, New York, Health & Hospital Corporation, Series A, (LOC: Morgan Guaranty
              Trust), Variable Rate Weekly Demand Note, 3.70%, 2/15/26 (a) ..........................    2,500,000
  6,900,000   New York City, New York, Municipal Water Finance Authority, Water and Sewer System
              Revenue, Series A, (FGIC Insured), Variable Rate Daily Demand Note, 5.20%, 6/15/25 (a)     6,900,000
  1,200,000   New York City, New York, Municipal Water Finance Authority, Water and Sewer System
              Revenue, Series G, (FGIC Insured), Variable Rate Daily Demand Note, 3.05%, 6/15/24 (a)     1,200,000
  1,960,000   New York State, Energy Research and Development Authority, P.C.R., (LOC: Morgan
              Guaranty Trust), Variable Rate Daily Demand Note, 4.80%, 6/1/29 (a) ...................    1,960,000
  5,550,000   New York State, Energy Research and Development Authority, P.C.R., (LOC: Toronto
              Dominion Bank), Variable Rate Daily Demand Note, 5.20%, 7/1/15 (a) ....................    5,550,000
  2,000,000   New York State, G.O., Series V, Tax Exempt Commercial Paper, 3.00%, 2/9/99 ............    2,000,000
    300,000   New York, New York, G.O., Series B, (FGIC Insured),
              Variable Rate Daily Demand Note, 5.00%, 10/1/20 (a) ...................................      300,000
    300,000   New York, New York, Sub Series B-2, (LOC: Morgan Guaranty Trust),
              Variable Rate Daily Demand Note, 5.00%, 8/15/20 (a) ...................................      300,000
  3,600,000   New York, New York, Sub Series B-4, (LOC: UBS AG),
              Variable Rate Daily Demand Note, 4.40%, 8/15/21 (a) ...................................    3,600,000
                                                                                                      ------------
                                                                                                        36,851,877
                                                                                                      ------------
              NORTH CAROLINA - 1.2%
  2,500,000   Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care System Revenue,
              Series D, Variable Rate Weekly Demand Note, 3.90%, 1/15/26 (a) ........................    2,500,000
                                                                                                      ------------
              OHIO - 1.0%
  1,000,000   Ohio State, G.O., Highway Capital Improvements, Series B, 4.25%, 5/1/99 ...............    1,001,593
  1,000,000   Ohio State, G.O., Highway Capital Improvements, Series V, 4.70%, 5/15/99 ..............    1,003,849
                                                                                                      ------------
                                                                                                         2,005,442
                                                                                                      ------------
                       See Notes to Financial Statements.
                                       23


------------------------------------------------------------------------------------------------------------------------------
TAX-FREE MONEY PORTFOLIO
STATEMENT OF NET ASSETS December 31, 1998
------------------------------------------------------------------------------------------------------------------------------
  Principal
   Amount                                           Description                                             Value
   ------                                           -----------                                             -----
              PENNSYLVANIA - 4.3%
$ 3,200,000   Delaware Valley, Pennsylvania, Regional Finance Authority, Series A, (LOC: Credit
              Suisse First Boston), Variable Rate Weekly Demand Note, 3.90%, 8/1/16 (a) ..............   $3,200,000
  1,900,000   Delaware Valley, Pennsylvania, Regional Finance Authority, Series B, (LOC: Credit
              Suisse First Boston), Variable Rate Weekly Demand Note, 3.90%, 12/1/20 (a) .............    1,900,000
    600,000   Lehigh County, Pennsylvania, I.D.A., Allegheny Electric, (LOC: Rabobank Nederland),
              Variable Rate Monthly Demand Note, 3.40%, 6/1/14 (a) ...................................      600,000
  2,900,000   Pottsville, Pennsylvania, Hospital Authority, Series F, (Charity Obligated Group),
              Variable Rate Weekly Demand Note, 3.90%, 11/1/19 (a) ...................................    2,900,000
                                                                                                       ------------
                                                                                                          8,600,000
                                                                                                       ------------
              SOUTH CAROLINA - 2.5%
  3,000,000   Rock Hill, South Carolina, Combined Utility System Revenue, Series B,
              (AMBAC Insured),Variable Rate Weekly Demand Note, 3.85%, 1/1/23 (a) ....................    3,000,000
  1,000,000   South Carolina State, G.O., Capital Improvement, Series A, 6.50%, 2/1/99 ...............    1,002,403
  1,000,000   South Carolina State, G.O., Capital Improvement, Series A, 4.50%, 8/1/99 ...............    1,005,542
                                                                                                       ------------
                                                                                                          5,007,945
                                                                                                       ------------
              TENNESSEE - 3.0%
  4,180,000   Knox County, Tennessee, Health Educational & Housing Facility, Catholic Health Partners,
              Series A, Variable Rate Weekly Demand Note, 3.95%, 12/1/15 (a) .........................    4,180,000
    600,000   Metropolitan Nashville Airport Authority, Special Facilities Revenue, American Airlines
              Project, Series B, (LOC: Bayerische Landesbank), Variable Rate Daily Demand Note,
              4.85%, 10/1/12 (a) .....................................................................      600,000
    300,000   Metropolitan Nashville Airport Authority, Special Facilities Revenue, American Airlines
              Project, Series A, (LOC: Credit Suisse First Boston), Variable Rate Daily Demand Note,
              4.85%, 10/1/12 (a) .....................................................................      300,000
  1,000,000   Tennessee State, BANS, Variable Rate Weekly Demand Note, 3.85%, 7/2/01 (a) .............    1,000,000
                                                                                                       ------------
                                                                                                          6,080,000
                                                                                                       ------------
              TEXAS - 13.1%
  1,700,000   Angelina & Neches River Authority, Texas, Industrial Development Corporation, Solid
              Waste Revenue, (LOC: Credit Suisse First Boston), Variable Rate Daily Demand Note,
              5.15%, 5/1/14 (a) ......................................................................    1,700,000
    600,000   Angelina & Neches River Authority, Texas, Industrial Development Corporation, Solid
              Waste Revenue, (LOC: Credit Suisse First Boston), Variable Rate Daily Demand Note,
              5.15%, 5/1/14 (a) ......................................................................      600,000
  2,000,000   Angelina & Neches River Authority, Texas, Industrial Development Corporation, Solid
              Waste Revenue, (LOC: Credit Suisse First Boston), Variable Rate Daily Demand
              Note, 5.15%, 5/1/14 (A) ................................................................    2,000,000
  1,000,000   Austin, Texas, Combined Utility Systems, Tax Exempt Commercial Paper,
              (LOC: Morgan Guaranty), 3.00%, 1/27/99 .................................................    1,000,000
  1,000,000   Austin, Texas, Combined Utility Systems, Tax Exempt Commercial Paper,
              (LOC: Morgan Guaranty), 3.10%, 2/4/99 ..................................................    1,000,000
  2,000,000   Austin, Texas, Combined Utility Systems, Tax Exempt Commercial Paper,
              (LOC: Morgan Guaranty), 3.20%, 2/4/99 ..................................................    2,000,000
  1,000,000   City of Houston, Texas, G.O., Series B, Tax Exempt Commercial Paper, 3.05%, 1/27/99 ....    1,000,000
  3,000,000   City of Houston, Texas, G.O., Series C, Tax Exempt Commercial Paper, 3.10%, 1/25/99 ....    3,000,000
  3,000,000   Harris County, Texas, Tax Exempt Commercial Paper, 3.00%, 2/25/99 ......................    3,000,000
  6,300,000   Lower Colorado River Authority, Texas, (MBIA Insured),
              Variable Rate Weekly Demand Note, 3.85%, 1/1/13 (a) ....................................    6,300,000
  1,755,000   San Antonio, Texas, Electric & Gas, 5.00%, 2/1/99 ......................................    1,756,847
  3,000,000   Texas State, TRAN, 4.50%, 8/31/99 ......................................................    3,031,881
                                                                                                       ------------
                                                                                                         26,388,728
                                                                                                       ------------
              UTAH - 1.7%
  1,500,000   Salt Lake City, Utah, (Pooled Hospital Financing Program),
              Variable Rate Weekly Demand Note, 3.95%, 1/1/20 (a) ....................................    1,500,000
  2,000,000   Utah State, Series A, Tax Exempt Commercial Paper, 3.00%, 2/10/99 ......................    2,000,000
                                                                                                       ------------
                                                                                                          3,500,000
                                                                                                       ------------
                       See Notes to Financial Statements.

                                       24

------------------------------------------------------------------------------------------------------------------------------
TAX-FREE MONEY PORTFOLIO
STATEMENT OF NET ASSETS December 31, 1998
------------------------------------------------------------------------------------------------------------------------------
  Principal
   Amount                                           Description                                             Value
   ------                                           -----------                                             -----
             VERMONT - 2.4%
$4,735,000   Vermont I.D.A., Central Vermont Public Service, (LOC: Toronto Dominion),
             Variable Rate Monthly Demand Note, 3.50%, 12/1/13 (a) ...........................    $   4,735,000
                                                                                                 --------------
             VIRGINIA - 3.5%
 1,000,000   Fairfax County, Virginia, G.O. Public Improvements, Series A, 5.50%, 6/1/99 .....        1,009,944
 2,000,000   Hampton Roads, Virginia, Regional Jail Authority, Series B, (LOC: Wachovia Bank),
             Variable Rate Weekly Demand Note, 4.00%, 7/1/16 (a) .............................        2,000,000
 1,000,000   Virginia State, G.O., 4.50%, 6/1/99 .............................................        1,004,149
 2,000,000   Virginia State, G.O., 5.00%, 6/1/99 .............................................        2,017,383
 1,000,000   Virginia State, Public School Authority, 5.75%, 1/1/00 ..........................        1,026,280
                                                                                                 --------------
                                                                                                      7,057,756
                                                                                                 --------------
             WASHINGTON - 1.0%
 1,000,000   Washington State, G.O., Motor Vehicle Fuel Tax, Series B, 5.00%, 7/1/99 .........        1,009,231
 1,000,000   Washington State, G.O., Series 1995C, 5.50%, 7/1/99 .............................        1,009,169
                                                                                                 --------------
                                                                                                      2,018,400
                                                                                                 --------------
             WISCONSIN - 3.4%
   655,000   MILWAUKEE, WISCONSIN, G.O. NOTES, SERIES B, 4.50%, 6/15/99 ......................          657,158
 1,000,000   Milwaukee, Wisconsin, RAN, Series A, 5.00%, 2/25/99 .............................        1,002,673
 1,200,000   Wisconsin State, G.O., Series A, 5.75%, 5/1/99 ..................................        1,207,548
 1,000,000   Wisconsin State, G.O. Series C, 5.00%, 5/1/99 ...................................        1,004,746
 1,000,000   Wisconsin State, G.O., Series 1, 4.80%, 11/1/99 .................................        1,013,704
 2,000,000   Wisconsin State, Operating Notes, 4.50%, 6/15/99 ................................        2,010,056
                                                                                                 --------------
                                                                                                      6,895,885
                                                                                                 --------------
             WYOMING - 2.4%
   400,000   Platte County, Wyoming, P.C.R., Tri State, (LOC: Societe Generale),
             Variable Rate Daily Demand Note, 5.25%, 7/1/14 (a) ..............................          400,000
 4,300,000   Sweetwater County, Wyoming, P.C.R., PacificCorp. Project, Series B,
             (LOC: Canadian Imperial Bank), Variable Rate Daily Demand Note, 5.25%, 1/1/14 (a)        4,300,000
                                                                                                 --------------
                                                                                                      4,700,000
                                                                                                 --------------
TOTAL INVESTMENTS (Cost $206,890,609...................................................  102.6%   $ 206,890,609
OTHER LIABILIBILITIES IN EXCESS OF ASSETS..............................................   (2.6)%     (5,289,365)
                                                                                          -----  --------------
NET ASSETS.............................................................................  100.0%   $ 201,601,244
                                                                                          =====  ==============
----------------
(a) Securities payable on demand, secured by bank Letters of Credit or other bank credit agreements. This interest rate, which will change periodically, is based on bank prime rates or an index of market interest rates.

The following abbreviations are used in portfolio descriptions:
    AMBAC - American Municipal Bond Assurance Corporation
    CSD - Central School District
    FGIC - Financial Guaranty Insurance Corporation
    G.O. - General Obligation
    I.D.A. - Industrial Development Authority
    LOC - Letter of Credit
    MBIA - Municipal Bond Investors Assurance Corporation
    P.C.R.- Pollution Control Revenue
    RAN - Revenue Anticipation Notes
    TAN - Tax Anticipation Notes
    TRAN - Tax and Revenue Anticipation Notes
    UFSD - United Free School District

                        See Notes to Financial Statements.
                                       25

-----------------------------------------------------------------------------------------------------------------------------
TREASURY MONEY PORTFOLIO
STATEMENT OF NET ASSETS DECEMBER 31, 1998
------------------------------------------------------------------------------------------------------------------------------
  Principal
   Amount                                           Description                                             Value
  ---------                                         -----------                                             -----
               U.S. TREASURY BILLS - 9.6%
$25,000,000       4.00%, 1/21/99.................................................................   $     24,940,417
 50,000,000       4.34%, 2/18/99.................................................................         49,710,333
 75,000,000       4.79%, 3/11/99.................................................................         74,374,688
 47,000,000       4.39%, 7/1/99..................................................................         45,962,619
                                                                                                  ------------------
TOTAL U.S. TREASURY BILLS (Amortized Cost $194,988,057)..........................................        194,988,057
                                                                                                  ------------------

               U.S. TREASURY NOTES - 20.9%
122,000,000       6.37%, 4/30/99 ................................................................        122,658,417
 72,000,000       6.50%, 4/30/99 ................................................................         72,412,630
139,000,000       6.00%, 6/30/99 ................................................................        139,614,386
 15,000,000       6.37%, 7/15/99 ................................................................         15,124,897
 77,000,000       5.87%, 8/31/99 ................................................................         77,535,045
                                                                                                  ------------------
TOTAL U.S. TREASURY NOTES (Amortized Cost $427,345,375)..........................................        427,345,375
                                                                                                  ------------------
               REPURCHASE AGREEMENTS - 69.4%

 90,000,000    Tri-Party Repurchase Agreement with Canadian Imperial Bank, Dated 12/31/98, 4.70%, principal and interest in the amount of $90,011,750 due 01/04/99 (Collateralized by
                 U.S. Treasury Bond, par value of $225,000 coupon rate of 10.375%, due 11/15/12, value of $356,139; U.S. Treasury Note, par value of $77,975,000, coupon rate of 7.5%,
                 due 02/15/05, value of $91,450,246) ............................................         90,000,000

 90,000,000    Tri-Party Repurchase Agreement with Chase Manhattan Bank , Dated 12/31/98, 4.25%, principal and interest in the amount of $90,010,625, due 01/04/99, (Collateralized by
                 U.S. Treasury Notes, par value $86,456,000, coupon rate of 6.12% to 6 62%,
                 due from 05/15/99 to 08/15/07, value of $91,803,780 ............................         90,000,000

 90,000,000    Tri-Party Repurchase Agreement with Deutsche Bank, Dated 12/31/98, 4.9%, principal and interest in the amount of $90,012,250, due 01/04/99 (Collateralized by
                 U.S. Treasury Notes, par value of $87,466,000, coupon rate of 6.625% to 6.375%,
                 due from 05/15/99 to 7/31/01, value of $91,800,519) ............................         90,000,000

 90,000,000    Open Tri-Party Repurchase Agreement with Credit Suisse First
                 Boston, Dated 12/31/98, 4.8%, daily variable rate, principal amount of $90,000,000, interest amount varies dependent on rate, due 12/31/99 (Collateralized by U.S. Treasury Note, par
                 value of $82,245,000, coupon rate of 7.25%, due 05/15/04, value
                 of $92,923,917) ................................................................         90,000,000

122,164,602    Tri-Party Repurchase Agreement with Goldman Sachs, Dated
                 12/31/98, 4.5%, principal and interest in the amount of
                 $122,179,873, due 01/04/99 (Collateralized by U.S. Treasury
                 Notes, par value of $39,316,978, coupon rate of 5.25% to 6.5%, due 08/15/03 to 10/15/06, value of $39,904,649; U.S. Treasury
                 Bond, par value of $83,838,361, coupon rate of 10.375%, due
                 11/15/09, value of $84,703,739) ...............................................         122,164,602

200,000,000    Tri-Party Repurchase Agreement with Greenwich Capital, Dated
                 11/25/98, 4.90% principal and interest in the amount of
                 $200,027,222, due 1/19/99, (Collateralized by U.S. Treasury
                 Strips, par value of $386,757,000, rate of 10%, due from
                 05/15/10 to 05/15/12, value of $204,001,049) ..................................         200,000,000

 90,000,000    Tri-Party Repurchase Agreement with JP Morgan, Dated 12/31/98,
                 4.85%, principal and interest in the amount $90,012,125, due
                 01/04/99, (Collateralized by U.S. Treasury Notes $80,561,000,
                 coupon rate of 6.875%, due 05/15/06, value of $91,800,644)                               90,000,000

 90,000,000    Tri-Party Repurchase Agreement with Merrill Lynch, Dated 12/31/98, 4.75%, principal and interest in the amount of $90,011,875, due 01/04/99 (Collateralized by
                 U.S. Treasury Strips, par value of $256,051,000, coupon rates of 8.75% to 8.87%,
                 due from 05/15/17 to 08/15/17, value of $91,801,576) ..........................          90,000,000

                        See Notes to Financial Statements.
                                       26

------------------------------------------------------------------------------------------------------------------------------
TREASURY MONEY PORTFOLIO
STATEMENT OF NET ASSETS DECEMBER 31, 1998
------------------------------------------------------------------------------------------------------------------------------
   Principal
    Amount                                          Description                                                  Value
    ------                                          -----------                                                  -----

  $163,200,000 Tri-Party Repurchase Agreement with Swiss Bank Corp., Dated 12/31/98, 3.75%, principal and interest in the amount of $163,217,000, due 01/04/99
                 (Collateralized by U.S. Treasury Notes, par value of
                 $71,505,000, coupon rates of 5.75% to 7.00%, due from 10/31/00 to 07/15/06, value of $79,421,437; U.S. Treasury Bond, par value of $74,012,000, coupon rate of 8.75%, due 11/15/08, value of $87,090,275)............................................................................. $ 163,200,000
   90,000,000  Tri-Party Repurchase Agreement with Swiss Bank Corp., Dated 12/04/98, 4.95%, principal and interest in the amount of $90,012,375, due
                 01/04/99 (Collateralized by U.S. Treasury Bond, par value of
                 $1,356,000, coupon rate of 8.125%, due 05/15/21, value of
                 $1,843,541; U.S. Treasury Strips, par value of $273,470,000, coupon rates of 7.04% to 12.0%, due from 11/15/00 to 11/15/24,
                 value of $91,138,338).......................................................................    90,000,000
  300,000,000  Open Tri-Party Repurchase Agreement with West Duetsche Landesbank, Dated 12/31/98, 4.89%, daily variable rate, principal amount of $300,000,000, interest amount varies dependent on rate, due 12/31/99 (Collateralized by U.S. Treasury Notes, par value of $290,931,000,
                 coupon rates of 5.50% to 8.875%, due from 02/28/99 to 08/15/25, value of $306,018,620)......   300,000,000
                                                                                                             --------------

TOTAL REPURCHASE AGREEMENTS (Amortized Cost $1,415,364,602).................................................. 1,415,364,602
                                                                                                             --------------

TOTAL INVESTMENTS (Amortized Cost $2,037,698,034)................................................ 99.9%      $2,037,698,034
OTHER ASSETS IN EXCESS OF LIABILITIES............................................................  0.1%             948,395
                                                                                                 -----       --------------
TOTAL NET ASSETS ................................................................................100.0%      $2,038,646,429
                                                                                                 =====       ==============

                        See Notes to Financial Statements.
                                       27

------------------------------------------------------------------------------------------------------------------------------
PORTFOLIOS
STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 1998
------------------------------------------------------------------------------------------------------------------------------
                                                           CASH           NY TAX       TAX FREE      TREASURY
                                                        MANAGEMENT      FREE MONEY       MONEY         MONEY
                                                        ----------      ----------       -----         -----
INVESTMENT INCOME
   Interest .....................................   $ 296,596,871    $ 2,892,242    $ 5,767,351    $ 131,987,681
                                                   --------------  -------------  -------------   --------------
EXPENSES
   Advisory Fees ................................       8,019,093        128,675        250,537        3,666,082
   Administration and Services Fees .............       2,673,031         42,892         83,512        1,222,027
   Professional Fees ............................          53,971         34,570         56,822           47,911
   Trustees Fees ................................           3,285          3,473          3,007            1,738
   Miscellaneous ................................          11,980            791            717            3,364
                                                   --------------  -------------  -------------   --------------
   Total Expenses ...............................      10,761,360        210,401        394,595        4,941,122
   Less: Expenses absorbed by Bankers Trust .....      (1,151,727)       (38,835)       (60,545)         (52,678)
                                                   --------------  -------------  -------------   --------------
      Net Expenses ..............................       9,609,633        171,566        334,050        4,888,444
                                                   --------------  -------------  -------------   --------------
NET INVESTMENT INCOME ...........................     286,987,238      2,720,676      5,433,301      127,099,237
REALIZED GAIN (LOSS) FROM INVESTMENT TRANSACTIONS         320,470           (472)         2,973          236,294
                                                   --------------  -------------  -------------   --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ......   $ 287,307,708    $ 2,720,204    $ 5,436,274    $ 127,335,531
                                                   ==============  =============  =============   ==============

                        See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------------------------------------
PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
                                                               CASH MANAGEMENT                         NY TAX FREE MONEY
                                                          -------------------------------     ----------------------------------
                                                              FOR THE            FOR THE           FOR THE          FOR THE
                                                            YEAR ENDED          YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                          DEC. 31, 1998       DEC. 31, 1997    DEC. 31, 1998     DEC. 31, 1997
                                                          -------------      --------------    ------------- -------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income ...............................   $    286,987,238    $    237,022,519    $   2,720,676  $   3,170,279
   Net Realized Gain (Loss) from Investment Transactions            320,470             (41,207)            (472)        (1,774)
                                                           ----------------    ----------------    -------------  -------------
Net Increase in Net Assets from Operations .............        287,307,708         236,981,312        2,720,204      3,168,505
                                                           ----------------    ----------------    -------------  -------------
CAPITAL TRANSACTIONS
   Proceeds from Capital Invested ......................     85,829,057,272      25,687,643,529      445,882,258    228,224,582
   Value of Capital Withdrawn ..........................    (84,691,836,966)    (25,146,809,558)    (456,159,159)  (221,814,747)
                                                           ----------------    ----------------    -------------  -------------
Net Increase (Decrease) in Net Assets from
   Capital Transactions ................................      1,137,220,306         540,833,971      (10,276,901)     6,409,835
                                                           ----------------    ----------------    -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ................      1,424,528,013         777,815,283       (7,556,697)     9,578,340
NET ASSETS
Beginning of Year ......................................      4,039,724,975       3,261,909,692       85,610,995     76,032,655
                                                           ----------------    ----------------    -------------  -------------
End of Year ............................................   $  5,464,252,989    $  4,039,724,975    $  78,054,298  $  85,610,995
                                                           ================    ================    =============  =============

                                                                   TAX FREE MONEY                       TREASURY MONEY
                                                      ------------------------------------       -------------------------------
                                                               FOR THE         FOR THE               FOR THE          FOR THE
                                                             YEAR ENDED      YEAR ENDED            YEAR ENDED        YEAR ENDED
                                                            DEC. 31, 1998   DEC. 31, 1997         DEC. 31, 1998    DEC. 31, 1997
                                                      --------------------  --------------       ---------------   -------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income ...............................   $     5,433,301    $   4,722,622    $   127,099,237     $  108,213,323
   Net Realized Gain (Loss) from Investment Transactions             2,973           (5,713)           236,294              7,627
                                                           ---------------    -------------    ---------------     --------------
Net Increase in Net Assets from Operations .............         5,436,274        4,716,909        127,335,531        108,220,950
                                                           ---------------    -------------    ---------------     --------------
CAPITAL TRANSACTIONS
   Proceeds from Capital Invested ......................     1,183,260,739      355,608,821     23,769,168,473     12,977,569,030
   Value of Capital Withdrawn ..........................    (1,137,974,531)    (327,160,734)   (23,977,157,512)   (12,946,202,889)
                                                           ---------------    -------------    ---------------     --------------
Net Increase (Decrease) in Net Assets from
   Capital Transactions ................................        45,286,208       28,448,087       (207,989,039)        31,366,141
                                                           ---------------    -------------    ---------------     --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ................        50,722,482       33,164,996        (80,653,508)       139,587,091
NET ASSETS
Beginning of Year ......................................       150,878,762      117,713,766      2,119,299,937      1,979,712,846
                                                           ---------------    -------------    ---------------     --------------
End of Year ............................................   $   201,601,244    $ 150,878,762    $ 2,038,646,429     $2,119,299,937
                                                           ===============    =============    ===============     ==============

                        See Notes to Financial Statements.

-------------------------------------------------------------------------------------------------------------------------
PORTFOLIOS
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------
Contained below are selected ratios and supplemental data for each of the years indicated for each of the Portfolios.

                                                                             CASH MANAGEMENT
                                                   ----------------------------------------------------------------------
                                                                     FOR THE YEARS ENDED DECEMBER 31,
                                                   ----------------------------------------------------------------------
                                                         1998           1997          1996          1995         1994
                                                   ------------      ----------    ----------   --------      -----------
SUPPLEMENTAL DATA AND RATIOS:
Net Assets, End of Year (000s omitted) .............. $5,464,2530 $4,039,725    $ 3,261,910    $ 2,615,932    $2,735,025
   Ratios to Average Net Assets:
   Net Investment Income ............................       5.37%       5.43%          5.27%          5.77%         4.24%
   Expenses .........................................       0.18%       0.18%          0.18%          0.18%         0.18%
   Decrease Reflected in Above Expense Ratio Due to
      Absorption of Expenses by Bankers Trust .......       0.02%       0.02%          0.02%          0.02%         0.02%

                                                                       NY TAX FREE MONEY
                                                   ----------------------------------------------------------------------
                                                                  FOR THE YEARS ENDED DECEMBER 31,
                                                   ----------------------------------------------------------------------
                                                         1998          1997          1996           1995         1994
                                                   ------------      ----------    ----------   --------      -----------
SUPPLEMENTAL DATA AND RATIOS:
Net Assets, End of Year (000s omitted) .............. $      78,054    $ 85,611    $76,033      $    70,933    $  79,334
   Ratios to Average Net Assets:
   Net Investment Income ............................          3.17%       3.37%      3.18%            3.62%        2.60%
   Expenses .........................................          0.20%       0.20%      0.20%            0.20%        0.20%
   Decrease Reflected in Above Expense Ratio Due to
      Absorption of Expenses by Bankers Trust .......          0.05%       0.03%      0.05%            0.04%        0.03%

                                                                          TAX FREE MONEY
                                                   ----------------------------------------------------------------------
                                                                  FOR THE YEARS ENDED DECEMBER 31,
                                                   ----------------------------------------------------------------------
                                                         1998           1997          1996         1995         1994
                                                   ------------      ----------    ----------   --------      -----------
SUPPLEMENTAL DATA AND RATIOS:
Net Assets, End of Year (000s omitted) .............  $   201,601    $  150,879    $ 117,714    $ 119,703    $110,408
   Ratios to Average Net Assets:
   Net Investment Income ...........................         3.26%         3.45%        3.34%        3.82%       2.76%
   Expenses ........................................         0.20%         0.20%        0.20%        0.20%       0.20%
   Decrease Reflected in Above Expense Ratio Due to
      Absorption of Expenses by Bankers Trust ......         0.04%         0.02%        0.04%        0.03%       0.03%

                                                                               TREASURY MONEY
                                                   ----------------------------------------------------------------------
                                                                      FOR THE YEARS ENDED DECEMBER 31,
                                                   ----------------------------------------------------------------------
                                                        1998            1997          1996        1995            1994
                                                   ------------      ----------    ----------   --------      -----------
SUPPLEMENTAL DATA AND RATIOS:
Net Assets, End of Year (000s omitted) .............  $ 2,038,646   $ 2,119,300   $1,979,713   $ 1,941,082   $ 882,775
   Ratios to Average Net Assets:
   Net Investment Income ...........................         5.23%         5.29%        5.14%         5.58%       3.93%
   Expenses ........................................         0.20%         0.20%        0.20%         0.20%       0.20%
   Decrease Reflected in Above Expense Ratio Due to
      Absorption of Expenses by Bankers Trust ......         0.00%1        0.00%1       0.00%1        0.01%       0.01%

-------------
1 Less than 0.01%.
                        See Notes to Financial Statements.

--------------------------------------------------------------------------------
PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A.  ORGANIZATION
Cash Management Portfolio, NY Tax Free Money Portfolio, Tax Free Money Portfolio and Treasury Money Portfolio (each a "Portfolio", and collectively, the "Portfolios") are registered under the Investment Company Act of 1940 (the "Act"), as amended, as open-end management investment companies. The portfolios were organized as an unincorporated trust under the laws of New York and began operations as follows:

                       ORGANIZATION      COMMENCEMENT
PORTFOLIO                  DATE          OF OPERATIONS
---------              -------------    ---------------
Cash Management       March 26, 1990      July 23, 1990
NY Tax Free Money     March 26, 1990  February 19, 1991
Tax Free Money        March 26, 1990  February 19, 1991
Treasury Money        March 26, 1990      July 23, 1990

The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue shares of beneficial interest in the Portfolios.

B.  SECURITY VALUATION
Investments are valued at amortized cost, which is in accordance with Rule 2a-7 of the Investment Company Act of 1940 and represents the fair value of each Portfolio's investments.

C.  SECURITY TRANSACTIONS AND INTEREST INCOME
Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolios are allocated pro rata among the investors in the respective Portfolios at the time of such determination.

D.  REPURCHASE AGREEMENTS
Each of the Portfolios may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolios' Investment Advisor, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolios' custodian, and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolios maintain the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

The Fund may enter into tri-party repurchase agreements with broker-dealers, and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the broker agrees to purchase at a set time and price. The third party, which is the brokers custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is sufficient if the broker defaults.

E.  FEDERAL INCOME TAXES
Each Portfolio is considered to be a partnership under the Internal Revenue Code. Therefore, no federal income tax provision is required on the Portfolios.

F.  OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
Each Portfolio has entered in an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to each of the Portfolios in return for a fee computed daily and paid monthly at an annual rate of the Portfolio's average daily net assets. The following provides a table of annual rates and the aggregate fees and the amounts payable for each of the respective Portfolios at December 31, 1998:

                    ANNUAL                    AMOUNT
PORTFOLIO            RATE         FEES        PAYABLE
--------           --------       -----     ----------
Cash Management         .05%   $2,673,031    $249,048
NY Tax Free Money       .05%       42,892       3,491
Tax Free Money          .05%       83,512       7,948
Treasury Money          .05%    1,222,027      89,172

Each Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of the Portfolio's average daily net assets. The following provides a table of annual rates and aggregate fees and the amounts payable for each of the respective Portfolios at December 31, 1998:

                    ANNUAL                    AMOUNT
PORTFOLIO            RATE         FEES        PAYABLE
--------           --------       -----     ----------
Cash Management        .15%    $8,019,093     $747,145
NY Tax Free Money      .15%       128,675       10,473
Tax Free Money         .15%       250,537       47,001
Treasury Money         .15%     3,666,082      249,048

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of each Portfolio, to the extent necessary, to limit all expenses based upon an annual rate of the average daily net assets of the Portfolio. At December 31, 1998, the annual rates for the period ended for the respective Portfolios were as follows:

FUND                                        ANNUAL RATE
----                                        -----------
Cash Management                                .18%
NY Tax Free Money                              .20%
Tax Free Money                                 .20%
Treasury Money                                 .20%

--------------------------------------------------------------------------------
Portfolios
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
The BT Investment Portfolios are participants with other affiliated entities in a revolving credit facility and a discretionary demand line of credit facility (collectively the "credit facilities") in the amounts of $50,000,000 and $100,000,000, respectively, which expire March 15, 1999. A commitment fee of
 .07% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. Amounts borrowed under the credit facilities will bear interest at a rate per annum equal to the Federal Funds Rate plus .45%. No amounts were drawn down or outstanding under the credit facilities as of and for the year ended December 31, 1998.

In 1994, the Cash Management Portfolio sold certain structured notes carried at par to an unrelated third party financial institution at par plus accrued interest pursuant to a put agreement and that third party financial institution immediately resold such security to Bankers Trust New York Corporation, the parent of the Advisor, at the same price, also pursuant to a put agreement. As a result of these transactions the Portfolio's Financial Highlights for the year ended December 31, 1994 reflect the Portfolio's realized loss on the sale of these securities and a capital contribution in the amount of $18,718,663. In 1996, Bankers Trust contributed capital in the amount of $1,113,488 to reimburse the Cash Management Portfolio for capital losses in prior years.

NOTE 3--PURCHASES OF INVESTMENT SECURITIES
At December 31, 1998, amounts payable for securities purchased in were as follows:

          PORTFOLIO                AMOUNT PAYABLE
          --------                 ---------------
          NY Tax Free Money          $1,000,000
          Tax Free Money              6,599,401


NOTE 4--NET ASSETS
At December 31, 1998, net assets consisted of:

                Cash Management Portfolio  New York Tax Free Money Portfolio   Tax Free Money Portfolio   Treasury Money Portfolio
                -------------------------  ---------------------------------   ------------------------   ------------------------
Paid in Capital      $5,464,252,989                $78,054,298                        $201,601,244            $2,038,646,429

--------------------------------------------------------------------------------
PORTFOLIOS
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
To the Trustees and Holders of Beneficial Interest of BT Portfolios:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Cash Management, NY Tax Free Money, Tax Free Money, and Treasury Money Portfolios (the "Portfolios") at December 31, 1998, and the results of each of their operations, the changes in each of their net assets and each of their financial highlights for each of the fiscal periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Baltimore, Maryland
February 5, 1999

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

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

BT INVESTMENT FUNDS
CASH MANAGEMENT FUND
NY TAX FREE MONEY FUND
TAX FREE MONEY FUND
TREASURY MONEY FUND

INVESTMENT ADVISOR AND ADMINISTRATOR OF THE PORTFOLIO
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY 10006

DISTRIBUTOR
ICC DISTRIBUTORS, INC.
P.O. Box 7558
Portland, ME 04112-9892

CUSTODIAN AND TRANSFER AGENT
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY 10006

INDEPENDENT ACCOUNTANTS
PRICEWATERHOUSECOOPERS LLP
250 West Pratt Street
Baltimore, MD 21201

COUNSEL
WILLKIE FARR & GALLAGHER
787 7th Avenue
New York, NY 10019

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For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or the BT Mutual Fund Service Center at (800) 730-1313. This report must be preceded or accompanied by a current prospectus for the Fund.
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                                        Cash Management Fund Cusip #055922108
                                      NY Tax Free Money Fund Cusip #055922207
                                         Tax Free Money Fund Cusip #055922306
                                         Treasury Money Fund Cusip #055922405
                                                           COMBMON200 (12/98)